FILE NO. 811-4164


                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549


             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
        SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


A.   Exact name of Trust:

     OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A

     Post-Effective Amendment No. 17 to Registration Statement on
     Form S-6 -- Registration No. 2-94658


     OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B

     Post-Effective Amendment No. 13 to Registration Statement on
     Form S-6 -- Registration No. 33-3064


     OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C

     Post-Effective Amendment No. 11 to Registration Statement on
     Form S-6 -- Registration No. 33-14018


     OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D

     Post-Effective Amendment No. 10 to Registration Statement on
     Form S-6 -- Registration No. 33-21468


     OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E

     Post-Effective Amendment No. 9 to Registration Statement on
     Form S-6 -- Registration No. 33-28370

     OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
     Post-Effective Amendment No. 8 to Registration Statement on
     Form S-6 -- Registration No.               33-34636


B.   Name of Depositor:

           OppenheimerFunds Distributor, Inc.

C. Complete Address of Depositor's principal executive offices:

           OppenheimerFunds Distributor, Inc.
           Two World Trade Center, Suite 3400
           New York, New York  10048-0203

D. Name and complete address of agent for service:

           ANDREW J. DONOHUE, ESQ.
           OppenheimerFunds Distributor, Inc.
           Two World Trade Center
           New York, New York  10048-0203

E. Title and amount of securities being registered:

          An indefinite number of investment trust units of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A-F

F. Proposed maximum aggregate offering price to the public of the securities being registered: Pursuant to Rule 24f-2, the Registrants elect to register an indefinite amount of the securities being offered.

G.   Amount of filing Fee:  Not Applicable

H. Approximate date of proposed offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.


It is proposed that this filing will become effective (check appropriate box):

     / / Immediately upon filing pursuant to paragraph (a) of Rule 487.


     /X/   On April 30, 1998 pursuant to paragraph (b) of Rule 485.


     / / 60 days after filing pursuant to paragraph (a) of Rule (485 or 486).

     / /   On _______ pursuant to paragraph (a) of Rule 485.

                                   FORM S-6

       OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A THROUGH F
                             CROSS REFERENCE SHEET

                   PURSUANT TO RULE 404(C) OF REGULATION C
                       UNDER THE SECURITIES ACT OF 1933

                 (FORM N-8B-2 ITEMS REQUIRED BY INSTRUCTION 1
                        AS TO PROSPECTUS ON FORM S-6)


Form N-8B-2                                        Form S-6
ITEM NUMBER                                        HEADING IN PROSPECTUS

                   I.  ORGANIZATION AND GENERAL INFORMATION

1.    (a)   Name of Trust                          Cover Page
      (b)   Title of securities issued             Cover Page

2.    Name and address of Depositor                Additional Information

3.    Name and address of Trustee                  Additional Information

4.    Name and address of principal                *
      Underwriter

5.    Organization of Trust                        Administration of the Fund

6.    Execution and Termination of                 Administration of the Fund
      Trust Agreement

7.    Changes of name                              *

8.    Fiscal Year                                  *

9.    Litigation                                   *

       II.  GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

10.   General Information regarding                Investment Summary,
      Trust's securities                           Description of the Fund

11.   Type of securities comprising                Investment Summary,
      units Description of the Fund

12.   Certain information regarding               *
      periodic payment plan certificates

13.   (a) Loan, fees, expenses, etc.              Investment Summary,
                                                  Expenses and Charges

      (b)   Certain information regarding          *
            periodic payment plan
            certificates

      (c)   Certain percentages                    *


--------------------
*Not applicable, negative answer or not required.

Form N-8B-2                                        Form S-6
ITEM NUMBER                                        HEADING IN PROSPECTUS

      (d)   Certain other fees, etc.,              Investment Summary,
            payable by holders                     Expenses and Charges

      (e)   Certain  profits  receivable           Investment   Summary,
            by  depositor, principal               Expenses and Charges
            underwriter,  trustee or
            affiliated persons

      (f)   Ratio of annual charges to             Investment Summary,
            income                                 Expenses and Charges

14.   Issuance of Trust's securities               Investment Summary

15.   Receipt and handling of payments             *
      from purchasers

16.   Acquisition and disposition of               Description of the Fund
      underlying securities

17.   Withdrawal or redemption                     Redemption of Units

18.   (a)   Receipt and disposition of             Administration of the Fund
            income
      (b)   Reinvestment of distributions          *
      (c)   Reserves or special funds              Administration of the Fund
      (d)   Schedule of distributions              Investment Summary

19.   Records, accounts and reports                Administration of the Fund

20.   Certain miscellaneous provisions             Administration of the Fund
      of trust agreement

21.   Loans to security holders                    *

22.   Limitations on Liability                     Resignation, Removal and
                                                   Limitations of Liabilities

23.   Bonding arrangements                         *

24.   Other material provisions of                 *
      trust agreement

       III.  ORGANIZATION, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR

25.   Organization of Depositor                    Additional Information

26.   Fees received by Depositor                   Investment Summary

27.   Business of Depositor                        Additional Information

28.   Certain information as to officials         Additional Information
      and affiliated persons of Depositor

29.   Voting securities of Depositor               *

30.   Persons controlling Depositor                *


--------------------
*Not applicable, negative answer or not required.

Form N-8B-2                                        Form S-6
ITEM NUMBER                                        HEADING IN PROSPECTUS

31.   Compensation of Officers of                  *
      Depositor

32.   Compensation of Directors of                 *
      Depositor

33.   Compensation of Employees of                 *
      Depositor

34.   Compensation to other persons                *

                IV.  DISTRIBUTION AND REDEMPTION OF SECURITIES

35.   Distribution of Trust's                      *
      securities by states

36.   Suspension of sales of Trust's               *
      securities

37.   Revocation of authority to                   *
      distribute

38.   (a)   Method of distribution                 *
      (b)   Underwriting agreements                *
      (c)   Selling agreements                     *

39.   (a)   Organization of principal              *
            underwriter
      (b)   NASD membership of principal           *
            underwriter

40.   Certain fees received by                     *
      principal underwriter

41.   (a)   Business of principal                  *
            underwriter
      (b)   Branch offices of principal            *
            underwriter
      (c)   Salesmen of principal                  *
            underwriter

42.   Ownership of trust's securities              *
      by certain persons

43.   Certain brokerage commissions                *
      received by principal underwriter

44.   (a)   Method of valuation                    Investment Summary
      (b)   Schedule as to offering                *
            price
      (c)   Variation in offering                  *
            price to certain persons

45.   Suspension of redemption rights              Redemption of Units

46.   (a)   Redemption Valuation                   Redemption of Units
      (b)   Schedule as to redemption              *
            price

--------------------
*Not applicable, negative answer or not required.

Form N-8B-2                                        Form S-6
ITEM NUMBER                                        HEADING IN PROSPECTUS

47.   Maintenance of position in                   Market for Units
      underlying securities

              V. INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN

48.   Organization and regulation of               Additional Information
      Trustee

49.   Fees and expenses of Trustee                 Expenses and Charges

50.   Trustee's lien                               Expenses and Charges

        VI. INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES

51.   Insurance of holders of trust's              *
      securities

                          VII. POLICY OF REGISTRANT

52.   (a)   Provisions of trust agreement          Administration of the Fund
            with respect to selection or
            elimination of underlying
            securities
      (b)   Transactions involving                 Administration of the Fund
            elimination of underlying
            securities

52.   (c)   Policy regarding substitution          Administration of the Fund
            or elimination of underlying
            securities
      (d)   Fundamental policy not                 *
            otherwise covered

53.   Tax Status of Trust                          Description of the Fund

                 VIII. FINANCIAL AND STATISTICAL INFORMATION

54.   Trust's securities during last               *
      ten years

55.   Certain information regarding                *
      Periodic Payment certificates

56.   Certain information regarding                *
      Periodic Payment certificates

57.   Certain information regarding                *
      Periodic Payment certificates

58.   Certain information regarding                *
      Periodic Payment certificates

59.   Financial statements                         Independent Auditors'Report,
      [instruction 1(c) to Form S-6]               Portfolios, Statements of
                                                   Condition, Statements of
                                                   Operations and Statements of
                                                   Changes in Net Assets


--------------------
*Not applicable, negative answer or not required.

Investors are advised to read and retain this Prospectus for future reference.


                OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST,
                              SERIES A THROUGH F


     OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A through F (the "Fund"), seeks safety of principal and income through investment in and appreciation of 9 series unit investment trusts, each with its own fixed portfolio of debt obligations issued or backed by the full faith and credit of the U.S. Government which make no periodic interest payments and are therefore purchased at a deep discount. The 9 fixed investment portfolios (each of which is designated as a "Series") consist mainly of bearer debt obligations issued by the U.S. Government which have been stripped of their unmatured interest coupons ("zero coupon obligations"), coupons stripped from U.S. debt obligations, and receipts and certificates for such stripped debt obligations and coupons (collectively, "Stripped Treasury Securities").

      The obligations held in each of the Series currently have maturity dates in the years 1998 through 2000, and 2005 through 2010. When held to maturity, Stripped Treasury Securities receive approximately a fixed yield. The value of Stripped Treasury Securities prior to maturity, and therefore of Units of the Fund, may fluctuate more in response to changing interest rates than debt obligations of comparable maturities making periodic distributions of interest. See "Description of the Fund - Special Considerations."


      Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life or variable annuity insurance policies. At the date of this Prospectus, Units are being sold to Monarch Life Insurance Company ("Monarch") to fund the benefits under Variable Life Insurance Policies, including Variable Account B, issued by Monarch. Variable Account B invests in Units of the Fund in accordance with allocation instructions received from Policyowners. These allocation rights are further described in the accompanying Prospectus for the Policies. Oppenheimer Funds Distributor, Inc. (the "Sponsor") has undertaken to maintain a secondary market for Units based on the aggregate offering side evaluation of the underlying obligations of each Series, which will enhance the liquidity of an investment in Units.

Sponsor:    OppenheimerFunds Distributor, Inc.
            Two World Trade Center
            New York, New York  10048-0203

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus is effective April 30, 1998.

                               TABLE OF CONTENTS

                                                                          Page

Investment Summaries
Description of the Fund
Structure
Special Considerations
Special Considerations of Stripped Treasury Securities
The Portfolio
Selection and Acquisition of Obligations
The Units
Income and Yield
Taxes
Sale of Units
Offering Price
Comparison of Offering Price, Sponsor's
  Repurchase Price and Redemption Price
Distribution
Sponsor's Profits
Market for Units
Redemption of Units
Expenses and Charges
Administration of the Fund
Resignation, Removal and Limitations on Liability
Additional Information
Trustee
Legal Opinion
Auditors
Sponsor
Financial Statements of Series A
Financial Statements of Series B
Financial Statements of Series C
Financial Statements of Series D
Financial Statements of Series E
Financial Statements of Series F
Financial Statement of the Sponsor

INVESTMENT SUMMARY OF SERIES A+
as of December 31, 1997

--------------------------------------------------------------------------------

Series A is a series unit investment trust consisting of nine separate series, each with its own portfolio. At December 31, 1997 there are two series which are still outstanding; these are the 2000 Series and the 2005 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).



                                                                              2000                2005
                                                                             SERIES              SERIES

------------------------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . .     $  4,187,200        $    3,521,227
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . .        4,187,200             3,521,227

FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED
BY EACH UNIT . . . . . . . . . . . . . . . . . . . . . . . . . . .     1/4,187,200 th      1/3,521,227 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . .     $    3,613,972      $    2,313,403
                                                                        -------------       -------------

     Divided by number of Units times 1,000. . . . . . . . . . . .     $       863.10      $       656.99
     Plus the applicable transaction charge**. . . . . . . . . . .               6.47                9.85
                                                                        -------------       -------------

     Offering Price per 1,000 Units. . . . . . . . . . . . . . . .     $       869.57      $       666.84
                                                                        -------------       -------------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
     side evaluation of underlying Securities) . . . . . . . . . .     $       863.10      $       656.99
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
  of underlying Securities)****. . . . . . . . . . . . . . . . . .     $       862.66      $       656.05
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
     UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . . . . .     $         0.45      $         0.45
     Less estimated annual expense per 1,000 Units . . . . . . . .               0.45                0.45
                                                                        -------------       -------------

     Net annual income per 1,000 Units . . . . . . . . . . . . . .     $         0.00      $         0.00
                                                                        -------------       -------------
                                                                        -------------       -------------


DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each  Security  in a Series to  holders  of record on the  business  day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities (see
     Expenses and Charges) . . . . . . . . . . . . . . . . . . . .     $         0.35      $         0.35
EVALUATOR'S  FEE  FOR  EACH   EVALUATION  $.35  for  each  issue  of  underlying
     Securities. Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2035
MINIMUM VALUE OF FUND
     Trust  Indenture may be terminated  with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.




--------------
        + The Indenture was signed and the initial deposit was made as of March 20, 1985.
        * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
       ** The transaction charges currently applicable to the 2000 Series and the 2005 Series are 0.75% and 1.50% of their respective offering prices per 1,000 Units (0.756% and 1.523%, respectively, of the net amount invested in Securities).
      *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
     **** Figures shown are $6.91 and $10.79 less than the Offering Price per 1,000 Units and $0.44 and $0.94 less than the Sponsor's Repurchase Price per 1,000 Units with respect to the 2000 Series and the 2005 Series, respectively.

INVESTMENT SUMMARY OF SERIES B+
as of December 31, 1997

--------------------------------------------------------------------------------

Series B is a series unit investment trust consisting of three separate series, each with its own portfolio. As of December 31, 1997, there is one series which is still outstanding; this is the 2006 Series designated for the maturities of its underlying Portfolios. (See Portfolios herein).

                                                                               2006
                                                                              SERIES

--------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . .     $  2,165,028
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,165,028
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . . . .      1/2,165,028 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . . . .     $     1,354,272
                                                                            --------------

     Divided by number of Units times 1,000. . . . . . . . . . . . . .     $        625.52
     Plus the applicable transaction charge**. . . . . . . . . . . . .                9.38
                                                                            --------------

     Offering Price per 1,000 Units. . . . . . . . . . . . . . . . . .     $        634.90
                                                                            --------------
                                                                            --------------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering side
     evaluation of underlying Securities). . . . . . . . . . . . . . .     $        625.52
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
     of underlying Securities)**** . . . . . . . . . . . . . . . . . .     $        624.54
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
     UNITS RECEIVED IN CASH BY THE FUND
          Gross annual income per 1,000 Units. . . . . . . . . . . . .     $          0.45
          Less estimated annual expense per 1,000 Units. . . . . . . .                0.45
                                                                            --------------

          Net annual income per 1,000 Units. . . . . . . . . . . . . .     $          0.00
                                                                            --------------
                                                                            --------------

DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each  Security  in a Series to holders of record on the  business  day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities
     (see Expenses and Charges). . . . . . . . . . . . . . . . . . . .   $            0.35

EVALUATOR'S  FEE  FOR  EACH   EVALUATION  $.35  for  each  issue  of  underlying
     Securities. Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2036
MINIMUM VALUE OF FUND
     Trust  Indenture may be terminated  with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.





----------------
         + The Indenture was signed and the initial deposit was made as of January 27, 1986.
         * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
        ** The transaction charge currently applicable to the 2006 Series is 1.50% of its respective Offering Price per 1,000 Units (1.501% of the net amount invested in Securities).
       *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charges described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
      **** Figure shown is $10.36 less than the Offering Price per 1,000 Units and $0.98 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 2006 Series.

INVESTMENT SUMMARY OF SERIES C+
As of December 31, 1997



Series C is a series unit investment trust consisting of two separate series, each with its own portfolio. As of December 31, 1997, there is only one series which is still outstanding; this is the 2007 Series designated for the maturities of its underlying Portfolios. (See Portfolios herein).



                                                                                   2007
                                                                                  SERIES

--------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . .                 $   300,436
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . .                     300,436
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT                1/300,436 th

OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund*               $     176,936
                                                                              ------------


     Divided by number of Units times 1,000. . . . . . . . .                 $      588.93
     Plus the applicable transaction charge**. . . . . . . .                          8.83
                                                                              ------------

     Offering Price per 1,000 Units. . . . . . . . . . . . .                 $      597.76
                                                                              ------------
                                                                              ------------


SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on
  offering side evaluation of underlying Securities) . . . .                 $      588.93
REDEMPTION PRICE PER 1,000 UNITS (based on bid side
  evaluation of underlying
  Securities)****. . . . . . . . . . . . . . . . . . . . . .                 $      587.90
CALCULATION OF ESTIMATED NET ANNUAL INTEREST
     INCOME PER 1,000 UNITS RECEIVED IN
  CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . .                 $        0.45
     Less estimated annual expense per 1,000 Units . . . . .                          0.45
                                                                              ------------

     Net annual income per 1,000 Units . . . . . . . . . . .                 $        0.00
                                                                              ------------
                                                                              ------------
DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each  Security  in a Series to holders of record on the  business  day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying
       Securities (see Expenses and Charges) . . . . . . . .                  $       0.35
EVALUATOR'S  FEE  FOR  EACH   EVALUATION  $.35  for  each  issue  of  underlying
     Securities.
       Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2037
MINIMUM VALUE OF FUND
     Trust Indenture  may be terminated  with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.




-------------------------
   + The Indenture was signed and the initial deposit was made as of April 21, 1987.
   * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
  ** The transaction charges currently applicable to the 2007 Series, are 1.50% of its respective Offering Prices per 1,000 Units (1.502%, of the net amount invested in Securities).
 *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular
         Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $9.86 less then the Offering Price per 1,000 Units and $1.03 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 2007 Series.

INVESTMENT SUMMARY OF SERIES D+
as of December 31, 1997

--------------------------------------------------------------------------------

Series D is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1998 Series and 2008 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).


--------------------------------------------------------------------------------------------------------------

                                                                                        1998           2008
                                                                                       SERIES         SERIES

--------------------------------------------------------------------------------------------------------------

FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  772,000     $  716,667
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        772,000        716,667
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . . . . . . . . .    1/772,000th    1/716,667th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . . . . . . . . .     $  756,954     $  381,206
                                                                                     ----------     ----------

     Divided by number of Units times 1,000. . . . . . . . . . . . . . . . . . .     $   980.51     $   531.92
     Plus the applicable transaction charge**. . . . . . . . . . . . . . . . . .           4.90           7.98
                                                                                     ----------     ----------
     Offering Price per 1,000 Units. . . . . . . . . . . . . . . . . . . . . . .     $   985.41     $   539.90
                                                                                     ----------     ----------
                                                                                     ----------     ----------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
     side evaluation of underlying Securities) . . . . . . . . . . . . . . . . .     $   980.51     $   531.92
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
     of underlying Securities)**** . . . . . . . . . . . . . . . . . . . . . . .     $   980.44     $   530.80
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
     UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . .     $     0.45     $     0.45
     Less estimated annual expense per 1,000 Units . . . . . . . . . . . . . . .           0.45           0.45
                                                                                     ----------     ----------

     Net annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . . .     $     0.00     $     0.00
                                                                                     ----------     ----------
                                                                                     ----------     ----------
DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each  Security in a Series to holders of record on the business day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities (see Expenses
          and Charges) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     0.35     $     0.35
EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying
          Securities.  Treating separate
          maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January  1, 2038
MINIMUM VALUE OF FUND
     TrustIndenture  may be  terminated  with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.

------------------
+ The Indenture was signed and the initial deposit was made as of April 18, 1988.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charges currently applicable to the 1998 Series and the 2008 Series are .50% and 1.50% of their respective Offering Prices per 1,000 Units (.503% and 1.523%, respectively, of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiplying thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures  shown are $4.97 and $9.10 less than the  Offering  Price per 1,000
     Units and $0.07 and $1.12 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1998 Series and the 2008 Series, respectively.

INVESTMENT SUMMARY OF SERIES E+
As of December 31, 1997

--------------------------------------------------------------------------------


Series E is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1999 Series and 2009 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).



                                                                              1999                2009
                                                                             SERIES              SERIES

------------------------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . .      $   387,958         $   322,090
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . .          387,958             322,090
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . .        1/387,958 th        1/322,090 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . .      $   359,663         $   166,214
                                                                        -----------         -----------

     Divided by number of Units times 1,000. . . . . . . . . . . .      $    927.07         $    516.05
     Plus the applicable transaction charge**. . . . . . . . . . .             6.95                9.03
                                                                        -----------         -----------

     Offering Price per 1,000 Units. . . . . . . . . . . . . . . .      $    934.02         $    525.08
                                                                        -----------         -----------
                                                                        -----------         -----------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
     side evaluation of underlying Securities) . . . . . . . . . .      $    927.07         $    516.05
REDEMPTION PRICE PER 1,000 UNITS (based on bid side
     evaluation of underlying Securities)****. . . . . . . . . . .      $    926.82         $    514.92
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME
     PER 1,000 UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . . . . .      $      0.45         $      0.45
     Less estimated annual expense per 1,000 Units . . . . . . . .             0.45                0.45
                                                                        -----------         -----------

     Net annual income per 1,000 Units . . . . . . . . . . . . . .      $      0.00         $      0.00
                                                                        -----------         -----------
                                                                        -----------         -----------
DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each  Security  in a Series to  holders  of record on the  business  day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities (see
     Expenses and Charges) . . . . . . . . . . . . . . . . . . . .  $            0.35   $            0.35
EVALUATOR'S  FEE  FOR  EACH   EVALUATION  $.35  for  each  issue  of  underlying
     Securities. Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2039
MINIMUM VALUE OF FUND
     Trust  Indenture may be terminated  with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.

--------------------
+      The Indenture was signed and the initial deposit was made as of April
       17, 1989.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charges currently applicable to the 1999 Series and the 2009 Series are .75% and 1.75% of their respective Offering Prices per 1,000 Units (.756% and 1.781%, respectively, of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $7.20 and $10.16 less than the Offering Price per 1,000 Units and $0.25 and $1.13 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1999 Series and the 2009 Series, respectively.

INVESTMENT SUMMARY OF SERIES F+
As of December 31, 1997
-------------------------------------------------------------------------------

Series F is a series unit investment trust consisting of the 2010 Series designated for the maturity of its underlying Portfolio (see Portfolio herein).


                                                                              2010
                                                                             SERIES

-------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . .    $  1,818,940
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . .       1,818,940
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . .     1/1,818,940 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund*....    $    895,427
                                                                      ------------
     Divided by number of units times 1,000. . . . . . . . . . . .    $     492.28
     Plus the applicable transaction charge**. . . . . . . . . . .              61
                                                                      ------------

     Offering price per 1,000 units. . . . . . . . . . . . . . . .    $     500.89
                                                                      ------------
                                                                      ------------


SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
  side evaluation of underlying Securities). . . . . . . . . . . .    $     492.28
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
  of underlying Securities)****. . . . . . . . . . . . . . . . . .    $     491.13
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME
  PER 1,000 UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 units . . . . . . . . . . . . .    $       0.45
     Less estimated annual expenses per 1,000 units. . . . . . . .            0.45
                                                                      ------------

     Net annual income per 1,000 Units . . . . . . . . . . . . . .    $        0.0
                                                                      ------------
                                                                      ------------

DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities
       (see Expenses and Charges). . . . . . . . . . . . . . . . .    $       0.35
EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying Securities.  Treating
       separate maturities as separate issues.
EVALUATION TIME
     3:30 p.m. New York Time
MANDATORY TERMINATION DATE
     January 1, 2040
MINIMUM VALUE OF FUND
     Trust Indenture  may be terminated  with respect to the Series if the value is less than 40% of the face amount of Securities.



------------

   + The Indenture  was signed and the initial  deposit was made as of April 24,
     1990.
   * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
  ** The transaction charge currently applicable to the 2010 Series is 1.75% of its respective Offering Price per 1,000 Units (1.753% of the net amount invested in Securities).
 *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units.
**** Figures shown are $9.76 less than the Offering Price per 1,000 Units and $1.15 less than the Sponsor's Repurchase Price per 1,000 Units.

      OBJECTIVE OF THE FUND - The Fund's objective is to provide safety of capital and income by offering Units in fixed portfolios consisting primarily of bearer debt obligations issued by the United States of America that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from bearer debt obligations issued by the United States of America, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"). The Fund consists of Series A, D and E (each of which have two separate series outstanding) and Series B, C and F (one separate series), each separate series containing Stripped Treasury Securities with a fixed maturity corresponding to the designation of the series (collectively and individually, the "Series"). Stripped Treasury Securities do not make any periodic payments of interest prior to maturity. The stripping of the interest coupons will cause Stripped Treasury Securities to be purchased by the Fund at a deep discount. The Sponsor may at one or more times in the future deposit additional Stripped Treasury Securities, with maturities identical to those of the securities initially deposited, in any or all of the Series following the Initial Date of Deposit (See "Description of Fund - Structure"). The market value of the obligations held by the Series, and therefore the value of Units, will fluctuate with changes in interest rates and other factors. The value of zero coupon obligations, and therefore of Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations making distributions of interest on a periodic basis. See "Description of the Fund Special Considerations."


      Units of the Fund are sold only to separate accounts of life insurance companies to fund the benefits under variable life or variable annuity insurance policies. At the date of this Prospectus, Units are being sold to Monarch Life Insurance Company ("Monarch") to fund the benefits under Variable Life Insurance Policies, including Variable Account B, issued by Monarch (the "Account"). Accordingly, the interest of a Policyowner in the Units is subject to the terms of the Policy and is described in the accompanying Prospectus for the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The Prospectus for the Policies describes the relationship between increases or decreases in the net asset value of, and any distributions of, Units, and the benefits provided under a Policy. The rights of an Account as a Holder of Units should be distinguished from the rights of a Policyowner which are described in the Policies. As Units of the Fund are sold only to Accounts, the term "Holder" in this Prospectus shall refer to the Accounts (or to the Sponsor if it holds Units acquired in the secondary market - see "Market for Units").

      SECURITIES  - Each  Series  consists  primarily  of an issue  of  Stripped
Treasury Securities, and it is intended that the obligation selected for inclusion in each of the Series will comply with any investment limitations required to assure favorable Federal income tax treatment for the Policies. Each such obligation was purchased at a deep discount. Although the obligations are not rated, in the opinion of the Sponsor, they have credit characteristics comparable to or higher than those of debt securities rated "AAA" by nationally recognized rating agencies. Each Series also initially contains one interest-bearing obligation issued by the United States of America or backed by the full faith and credit of the United States (the "Interest-Bearing Security") deposited in order to provide income with which to pay the expenses of such Series.

      SPECIAL CONSIDERATIONS - An investment in Units of a Series should be made with an understanding of the risks which an investment in deep discount obligations may entail, including the risk that the value of the obligations in a Series and hence of the Units will decline with increases in interest rates (see "Description of the Fund - Special Considerations"). For each 1,000 Units of a Series purchased, a Holder will receive total distributions of $1,000 for Units held until maturity of the underlying Securities of that Series. Furthermore, the Offering Price will vary in accordance with fluctuations in the values of the Securities and the distributions could change if such obligations are retired or sold prior to maturity, or as the expenses of the Series change. For a discussion of the economic differences between the Fund and a fund comprised primarily of interest-bearing debt obligations, see "Description of the Fund Income and Yield."

      DISTRIBUTIONS - There will be no payments of interest on the obligations held by each Series other than interest on the Interest-Bearing Security in each Series, which will be used to pay the expenses of each such Series. Consequently, it is not anticipated that there will be any distributions of interest income. However, each Stripped Treasury Security will be treated for Federal income tax purposes as having "original issue discount," which must be amortized over the remaining maturity of the Stripped Treasury Security and must be included in a Holder's ordinary income before the Holder receives the cash attributable to such income (see "Description of the Fund - Taxes". A distribution will be made in cash when the obligations in a Series mature. Any amount received prior to such time as a result of the sale of obligations held by a Series in order to meet redemptions of Units exceeding the amount necessary to meet such redemptions will not be distributed until the maturity of the remaining obligations in such Series (see "Administration of the Fund - Accounts and Distributions").

      MARKET FOR UNITS - The Sponsor has undertaken to maintain a secondary market for Units based on the aggregate offering side evaluation of the underlying obligations of each Series (see "Market for Units"). If the Sponsor should fail to maintain that market, a Holder will be able to dispose of Units through redemption at prices based on the aggregate bid side evaluation of the underlying obligations of the Series in which it holds Units (see "Redemption"). Market conditions may cause the prices to be more or less than the amount paid for Units.

DESCRIPTION OF THE FUND

     STRUCTURE - Series A through F were created under New York law by one Trust Indenture (the "Indenture")1 among OppenheimerFunds Distributor, Inc. (the "Sponsor"), The Chase Manhattan Bank, N.A. (the "Trustee") and Standard & Poor's Corporation (the "Evaluator"). On the respective initial dates of deposit for each of Series A through F stated in the Investment Summary (the "Initial Date of Deposit"), the Sponsor deposited the underlying obligations with the Trustee of each Series at prices equal to the valuation of those obligations on the offering side of the market as determined by the Evaluator, and the Trustee delivered to the Sponsor units of interest ("Units") representing the entire ownership of each Series of the Fund. As indicated under "The Portfolio," below, the obligations deposited in the Series were the Securities or were represented by purchase contracts assigned to the Trustee together with an irrevocable letter or letters of credit issued by a commercial bank or banks in the amount necessary to complete their purchase. Holders of Units will have the right to have their Units redeemed (see "Redemption") at a price based on the aggregate bid side evaluation of the obligations ("Redemption Price per Unit") if they cannot be sold in the secondary market that the Sponsor has undertaken to maintain (see "Market for Units"). Redemptions will be made in cash or, if elected by the Holder, in kind by distributing to the Holders obligations held by the Series having an aggregate value equal to the value of the Units being redeemed.

      SPECIAL CONSIDERATIONS - An investment in Units of the Fund should be made with an understanding of the risks which an investment in deep discount debt obligations may entail, including the risk that the value of the obligations in a Series and hence of the Units will decline with increases in interest rates and that a direct Holder (but not necessarily Policyowners - see "Taxes" under this caption) will have significant amounts of taxable income attributable to it before the receipt of the cash attributable to such income. In the past, periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have caused wide fluctuations in interest rates and, thus, of the value of fixed rate debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

      Because interest on zero coupon obligations and similarly, the amounts the Fund will receive from Stripped Treasury Securities,

---------------------
1 References in this Prospectus are made to selected articles and sections of the Indenture, and all statements made herein are qualified in their entirety by the terms of the indenture, which is hereby incorporated in its entirety by reference. A complete copy of the Trust Indenture is available upon request to the Trustee.

are not distributed to the Fund on a current basis but are in effect compounded, the value of obligations of these types, including the value of accrued and reinvested interest (and of a fund comprised of such obligations), is subject to greater fluctuations than obligations which distribute income regularly.
Accordingly, while the full faith and credit of the United States Government backs the obligations held in the Series, the value of Units will fluctuate in response to changes in interest rates to a greater extent than would be the case if the Series consisted primarily of debt obligations which paid interest on a regular basis. In addition, the longer the maturity of the obligations in a Series, the greater the fluctuation in value of the Units as a result of changes in interest rates. The sale or redemption of Units prior to the maturity of the obligations in a Series could, therefore, result in a loss if effected at a time when interest rates are higher than they were at the time such Units were purchased.

      SPECIAL CONSIDERATIONS OF STRIPPED TREASURY SECURITIES - The Stripped Treasury Securities held in the Series are bearer obligations which are transferable by delivery. Stripped Bonds are those that have been stripped of their unmatured interest coupons by the holder; Stripped Coupons are coupons that were originally issued as part of and attached to a debt obligation and have subsequently been stripped from such obligation by a holder. Payments of principal, in the case of stripped bonds, and payments of interest, in the case of Stripped Coupons, are made to the holder of such bonds or coupons at the time of payment. Stripped Bonds and Stripped Coupons are sold at a deep discount because the buyer of such obligations receives only the right to receive a future fixed payment and does not receive payments on a periodic basis.

      Stripped Treasury Securities held by any Series shall consist solely of one or more of the following types of obligations: (a) U.S. Treasury debt obligations originally issued as bearer coupon bonds which have been stripped of their unmatured interest coupons, (b) coupons which have been stripped from U.S. Treasury bearer bonds, and (c) receipts or certificates for either of the foregoing that evidence ownership of future interest or principal payments on such obligations. Stripped Treasury Securities are debt obligations of the United States Government which are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. Stripped Treasury Securities do not make any periodic payments of interest.

      The receipts or certificates described above must be issued in registered form by a major bank which acts as custodian and nominal holder of the obligation (which may be held by it either in physical or in book entry form). The terms of custody with the bank must provide that the underlying debt obligations will be held separate from the general assets of the bank and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the bank or any person claiming through the bank, and the bank will be responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The bank is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the bank's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations including the right in the event of default in payment of principal or interest thereof to proceed individually against the United States without acting in concert with other holders of such receipts or certificates, or the bank.

      The Stripped Treasury Securities in each Series are purchased at a substantial discount from their principal amounts payable at maturity. A holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the discount created by coupon stripping, prior to receipt of the principal payments at maturity, notwithstanding the fact that the holder receives no cash payment until the maturities of the obligations. However, an insurance company separate account such as the Account can avoid being taxed on such income by deducting an equal amount for an increase in reserves. Stripped Treasury Securities are marketable in substantially the same manner as other discount securities issued by the U.S. Treasury.

      THE PORTFOLIO - The Portfolio of each Series consists of one issue of Stripped Treasury Securities, with a fixed maturity date, that has been stripped of its interest coupons or underlying bond and as such was purchased at a deep discount (see above), and of an Interest-Bearing Treasury Security generally with the same maturity date as the Stripped Treasury Security, deposited in order to provide income with which to pay the expenses of the Series. If the Interest-Bearing Treasury Security in a Series matures either prior or subsequent to its corresponding Stripped Treasury Security, and as a result the Series has either a deficit or an excess of income at maturity of the Stripped Treasury Security, the Sponsor shall reallocate income from or to its own account as necessary. It is intended that the Portfolio of each Series will comply with any investment limitations required to assure favorable Federal income tax treatment for the Policies.

      SELECTION AND ACQUISITION OF OBLIGATIONS - In selecting obligations for deposit in the Fund, the following factors, among others, were considered by the
Sponsor: (i) the types of such obligations available; (ii) the prices of such obligations relative to other comparable obligations; (iii) the extent to which such obligations trade at a discount from par once the interest coupons are stripped; (iv) the yield to maturity of such obligations; and (v) the maturities of such obligations.

     The yield to maturity and discount from par on debt obligations of the type deposited in the Fund are dependent on a variety of factors, including general money market conditions, general conditions of the bond market, prevailing interest rates and the maturities of the obligations.

      Each Series consists of such of the obligations listed under "Portfolio" (or contracts to purchase such obligations) as may continue to be held from time to time in the Series and any additional obligations acquired and held by the Series pursuant to the provisions of the Indenture (including provisions with respect to deposit into the Series of obligations in connection with the sale of additional Units), together with accrued and undistributed interest on the Interest-Bearing Treasury Security deposited in order to pay the expenses of the Series and undistributed cash representing payments of principal and uninvested cash realized from the disposition of obligations (see "Administration of the Fund - Portfolio Supervision").

      Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the obligations. In the event of a failure to deliver any obligation that has been purchased for a Series under a contract ("Failed Security"), the Sponsor is authorized under the Indenture to direct the Trustee to acquire other obligations ("Replacement Securities") to make up the original portfolio of the Series. Replacement Securities must be purchased within 20 days after the Initial Date of Deposit and the purchase price may not exceed the amount of funds reserved for the purchase of the Failed Security. Replacement Securities must: (i) be obligations of a type authorized to be held by the Fund; (ii) have a fixed maturity identical to that of the Failed Security; and (iii) be purchased at a price that results in a yield to maturity as of the Date of Deposit which is equivalent (taking into consideration then-current market conditions) to the yield to maturity of the Failed Security. Whenever a Replacement Security has been acquired for a Series, the Trustee shall, within five days thereafter, notify all Holders of the affected Series of the acquisition of the Replacement Security and, within 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the Series of the Failed Security exceeded the cost of the Replacement Security plus any accrued interest or amortization. If this right of substitution shall not be utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor shall, within 30 days after the failure, cause to be refunded the attributable transaction charge plus the attributable Cost of Obligations to Series listed under Portfolio, plus accrued interest and amortization.

      Because certain of the obligations held in a Series may be sold under certain circumstances described herein, each Series is not expected to retain its present size and composition (see "Redemption"). The Indenture also authorizes the Sponsor to increase the size and number of Units of any Series by the deposit of additional obligations and the issue of a corresponding number of additional Units at times following the Initial Date of Deposit, subject to the requirements applicable to Replacement Securities, with the further requirement that any additional Interest-Bearing Treasury
Securities bear interest at the same rate as the Interest-Bearing Treasury Securities initially deposited in the Series. These requirements are designed to avoid any adverse impact upon the amounts available to Holders who acquire Units prior to the deposit of additional obligations.

      THE UNITS - On the date of the Investment Summary, each Unit of each Series represented the fractional undivided interest in such Series set forth under "Investment Summary." Thereafter, if Units of any Series are redeemed by the Trustee, the face amount of obligations in the Series will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance of the Series will be increased. If additional Units are issued by any Series (through deposit of additional obligations by the Sponsor in connection with the sale of additional Units), the aggregate value of obligations in the Series will be increased by amounts allocable to additional Units, and the fractional undivided interest represented by each Unit in the balance of the Series will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder, which may include the Sponsor (see "Redemption") or until the termination of the Indenture (see "Administration of the Fund Amendment and Termination") with respect to a Series.

      INCOME AND YIELD - The economic effect of purchasing Units of any Series is that the investor who holds his Units until maturity of the underlying obligations should receive approximately a fixed yield, not only on his original investment but on all earned discount during the term of the obligations. The assumed or implicit automatic reinvestment of the portion of the yield represented by earned discount differentiates this Fund from funds comprised of customary debt payments which make periodic payments of interest. Accordingly, an investor in the Units, unlike an investor in a fund comprised of interest bearing obligations paying periodic interest, virtually eliminates the risk of being unable to reinvest distributions at a rate as high as that at the time of the initial investment, but will forgo the ability to reinvest at higher rates which may be available in the future.

      The Interest-Bearing Treasury Security deposited in each Series includes an item of accrued but unpaid interest up to the Initial Date of Deposit. To avoid having a Holder pay this accrued interest (which earns no return) when Units are purchased, the Trustee pays this amount of accrued interest to the Sponsor as a special distribution. The Trustee will recover the amount of this distribution from interest subsequently received on the Interest-Bearing Treasury Security. Although this obligation will also accrue interest during the period between the Initial Date of Deposit and the date of settlement for Units, the Sponsor anticipates that any such amount of accrued interest will be minimal and, therefore, will not be added to the Offering Price indicated under "Investment Summary." Any accrued interest on obligations deposited subsequent to the Initial Date of Deposit which accrues prior to the deposit of such obligations will be paid to the Sponsor as a special distribution, and no such interest accruing between the date of deposit of such obligations and the settlement date for Units offered for sale in connection with the deposit of such obligations will be added to the Offering Price of such Units.

      The  Offering   Price  of  each  Series  will  vary  in  accordance   with
fluctuations in the prices of the obligations held by the Series. Changes in the Offering Prices will result in changes in the yields to maturity.

      TAXES - The following discussion relates only to direct Holders of Units of the Fund and not to Policyowners. If an Account is the Holder, any taxable income will in effect be offset by a deduction for an increase in reserves. For information on tax consequences to Policyowners, see the attached Prospectus for the Policies.

      In the opinion of Gordon Altman Butowsky Weitzen Shalov & Wein, special counsel for the Sponsor, with respect to rendering advice to direct Holders of Units, under existing law:

      Each  Series  will  not  be  considered  an   association   taxable  as  a
corporation, but is classified as a trust for Federal income tax purposes.

      Each Series will be treated as a grantor trust for Federal income tax purposes. Each Holder of Units of a Series will be considered the owner of a pro rata portion of each obligation in such Series. The total cost to a Holder for Units of a Series, including sales charges, is allocated among its pro rata portion of each obligation in such Series (in proportion to the fair market value thereof on the date the Units are purchased) in order to determine its tax cost for its pro rata portion of each obligation.

      A Holder is required to treat its pro rata portion of each Stripped Treasury Security in its Series as a bond that was originally issued on the date the Holder purchased its Units at an original issue discount equal to the excess of the stated redemption price at maturity (or, in the case of a coupon, the amount payable on the due date of such coupon) over the Holder's tax cost of such Stripped Treasury Security as discussed above, and to include annually in income a portion of such original issue discount determined under a formula which takes into account the compounding of interest.

      Each Holder of a Series will be considered to have received the income of its pro rata portion of the Interest-Bearing Treasury Security when interest thereon is received by the Series. Each Holder of a Series will be considered to have paid its pro rata share of expenses paid by its Series, including fees of the Trustee and the Evaluator.

      A Holder will recognize taxable gain (or loss) when all or part of its pro rata portion of an obligation in its Series is disposed of (i.e., if the Series sells the obligation or if the Holder sells or redeems for cash all or some of its Units) for an amount greater (or less) than its original tax cost therefor, increased by the amount of amortized original issue discount included in the Holder's gross income as discussed above. Such resulting gain or loss will be capital gain or loss (except in the case of a dealer or financial institution), and will be long-term capital gain if the Holder has held its Units for more than one year. However, a distribution to a Holder upon redemption of Units made in kind by distributing obligations held by a Series will not be a taxable event to the Holder or to nonredeeming Holders. The redeeming Holder's basis for any obligations distributed in kind will be equal to its basis in such obligations (previously represented by its Units) prior to such redemption, and its holding period for such obligations will include the period during which it held its Units. However, a Holder may recognize taxable gain or loss when the Holder sells the obligations so distributed for cash.

      Under the income tax laws of the State and City of New York, each Series is not an association taxable as a corporation, and income received by the Series will be treated as income of the Holders of the Series in the same manner as for Federal income tax purposes.

                                    *  *  *

      The direct Holders of Units will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, direct purchase of Units may be appropriate only for a tax-deferred account which can have taxable income attributed in advance of the receipt of the cash attributable to such income and prior to the time that such income is earned.

      After the end of each calendar year, the Trustee will furnish to each such Holder a report from which the Holder may determine the income received by its Series on its pro rata portion of the Interest-Bearing Treasury Security and the Holder's pro rata portion of the fees and expenses paid by its Series. In order to enable compliance with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of obligations held by the Fund furnished to it by the Evaluator (Section 4.01).

      The foregoing discussion relates only to Federal and New York income taxes. Holders may also be subject to state and local taxation in other jurisdictions.

SALE OF UNITS

      OFFERING PRICE - The Offering Price of the Units of each Series is computed by adding to the offering side evaluation of the

Units in such Series, divided by the number of Units of such Series outstanding, the applicable transaction charge depending on the remaining years to maturity of the Stripped Treasury Security in the Series:

                             TRANSACTION CHARGE       TRANSACTION CHARGE
REMAINING                    AS PERCENTAGE            AS PERCENTAGE OF
YEARS TO MATURITY            OF OFFERING PRICE        NET AMOUNT INVESTED

Less than 2 years                   0.25%                     0.251%

At least 2 years but                0.50%                     0.503%
  less than 3 years

At least 3 years but                0.75%                     0.756%
  less than 5 years

At least 5 years but                1.00%                     1.010%
  less than 8 years

At least 8 years but                1.50%                     1.523%
  less than 13 years

At least 13 years but               1.75%                     1.781%
  less than 18 years

18 years or more                    2.00%                     2.041%

      On Units sold to an Account, Monarch will initially pay the transaction charge, which it may recover through an asset charge. (See the accompanying Prospectus for the Policies for further information.) Except as described under "Description of the Fund Income and Yield," a proportionate share of any accrued but undistributed interest on the obligations at the date of delivery of Units to the purchaser of Units is added to the Offering Price. The Offering Prices on the date of this Prospectus or on any subsequent date will vary from the Offering Prices on the Initial Date of Deposit in accordance with fluctuations in the offering side evaluations of the underlying obligations of the Series. Amortization of discount will have the effect of increasing at any particular time the offering side evaluation of the underlying obligations.

      The offering side  evaluation of a Unit of a Series is computed by adding:
(a) the aggregate offering side evaluation of the obligations determined by the Evaluator, (b) cash on hand in the Series (other than cash deposited by the Sponsor for the purchase of obligations), (c) accrued and unpaid interest as of the date of computation and (d) all other assets of the Series; deducting therefrom, to the extent it does not exceed the sum of (b), (c) and (d) above, the sum of (x) taxes or other governmental charges against the Series not previously deducted, (y) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses, and (z) any cash held for distribution to Holders of record as of a date prior to the evaluation; and dividing the result by the number of Units outstanding (Sections 4.01 and 5.01). Any expenses in excess of the sum of (b), (c) and (d) above shall be assumed by the Sponsor.

      The aggregate offering side evaluation of the obligations shall be determined by the Evaluator in the following manner: (a) on the basis of current offering prices for the obligations, or (b) if offering prices are not available for the obligations, on the basis of current offering prices for comparable securities, or (c) by determining the value of the obligations on the offering side of the market by appraisal, or (d) by any combination of these three. The Evaluator may obtain current price information as to the obligations from investment dealers or brokers (including those affiliated with the Sponsor) which customarily deal in such obligations.

      The Offering Price is determined each business day during any initial offering as of the Evaluation Time set forth under "Investment Summary," effective for all sales made since the last such evaluation and is made on the last business day of each week during any period when there is no initial offering (i.e., when no additional Units are being offered for sale), effective for all sales made during the following week. The Sponsor shall also cause the aggregate value of each Series to be evaluated as of the Evaluation Time (i) on each June 30 and December 31 (or the last business day prior thereto), (ii) on the day on which any Unit is tendered for redemption and (iii) at such other times as may be necessary (Section 5.01).

      COMPARISON OF OFFERING PRICE, SPONSOR'S REPURCHASE PRICE AND REDEMPTION PRICE - On the date of the Investment Summary, the Offering Prices per Unit (which includes the transaction charge) and the Sponsor's Repurchase Prices per Unit (each based on the offering side evaluation of obligations in each of the Series - see "Offering Price" under this caption) exceeded the Redemption Prices per Unit (based on the bid side evaluation thereof - see "Redemption of Units") by the amounts set forth under "Investment Summary."

      Because the bid side evaluations of Units are lower than the offering side evaluations thereof by the amounts set forth under the Investment Summary and for other reasons (including fluctuations in the market prices of such obligations and the fact that the Offering Prices include a transaction charge), the amount realized by a Holder upon any redemption of Units may be less than the price paid for such Units.

      DISTRIBUTION - During the initial offering period (i) for Units issued on the Initial Date of Deposit and (ii) for additional Units issued after such date relating to additional obligations deposited by the Sponsor, Units may be purchased by the Account at the Offering Price by means of this Prospectus (except that, as explained above, the transaction charge is initially paid by the life insurance company). The initial offering period in each case will terminate on the date all newly issued Units are sold. Upon the completion of any initial offering, Units which may be acquired in the secondary market may be offered to an Account by this Prospectus at the secondary market Offering Prices (see "Market for Units"), also less the transaction charge paid by the life insurance company.

      SPONSOR'S PROFITS - Upon the sale of the Units, the Sponsor receives the transaction charge at the rates set forth above. This is the difference between the cost of the obligations to the Series (which is based on the offering side evaluation of the obligations deposited in the Series on the Initial Date of Deposit) and the purchase price of such obligations to the Sponsor. The Sponsor may realize a profit or loss on the deposit of additional obligations in the Series following the Initial Date of Deposit. During the initial offering period, and thereafter to the extent additional Units continue to be offered for sale, the Sponsor also may realize profits or sustain losses as a result of fluctuations in the aggregate value of the obligations after the initial date of their deposit, which will affect the Offering Price received by it on the sale of Units. Cash, if any, made available to the Sponsor prior to the settlement dates for Units may be used in the Sponsor's business and may be of benefit to the Sponsor.

      In maintaining a market for the Units (see "Market for Units" below), the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units and the prices at which it resells those Units (which include the relevant transaction charge) or the prices at which it may redeem such Units, as the case may be.

MARKET FOR UNITS

      The Sponsor has undertaken to maintain a secondary market for Units of each Series of the Fund at its own expense and continuously to offer to purchase Units of each Series of the Fund at prices, subject to change at any time, which will be computed on the basis of the offering side of the market, taking into account the same factors referred to in determining the offering side of the market for purposes of the sale of Units (see "Sale of Units Offering Price"). During the initial offering period or thereafter, on a given day, the price offered by the Trustee for the redemption of Units shall be an amount not less than the Redemption Price per Unit, based on the aggregate bid side evaluation of obligations in the relevant Series on the date on which the Units are tendered for redemption.

      The Sponsor may redeem any Units it has purchased in the secondary market if it determines it is undesirable to continue to hold such Units in its inventory, provided that it has committed to redeem Units only in an amount substantially equal in value to the value of one or more obligations so that uninvested cash generated by such redemption is de minimis. Factors that the Sponsor will consider in making such a determination will include the number of Units of all Series which it has in its inventory, the saleability of such Units and its estimate of the time required to sell such Units and general market conditions.

REDEMPTION OF UNITS

      Although in most cases Units can be sold in the secondary market that the Sponsor will maintain at prices which will exceed the Redemption Price per Unit (see below), Units may also be redeemed at the corporate trust office of the Trustee upon tender of Certificates, if issued, or accompanied (in the case of uncertificated Units) by such documents as the Trustee may reasonably require, and payment of any relevant tax without any other fee (Section 5.02). Any Certificates tendered for redemption must be properly endorsed or accompanied by a written instrument or instruments of transfer.

      The Trustee will redeem Units in cash or, if requested in writing by the Holder to the Trustee, "in kind". Not later than the seventh calendar day following a tender of Units for redemption (or if the seventh calendar day is not a business day, on the last business day prior thereto), a Holder will be paid an amount per Unit in cash (or if redemption in kind has been requested, will be paid in obligations and cash, as described below) equal to the Redemption Price per Unit as determined as of the Evaluation Time next following such tender. The Redemption Price per Unit for in kind distributions (the "In Kind Distribution") will take the form of the distribution of whole obligations represented by the fractional undivided interest in the applicable Series of the Units tendered for redemption (based upon the Redemption Price per Unit) plus any cash for amounts less than a whole obligation (Section 5.02). Because the Sponsor has undertaken to maintain a secondary market for Units of each Series, at prices based on the offering side evaluation per Unit which is likely to exceed the redemption price per Unit, the Sponsor will repurchase any Units tendered for redemption in cash no later than the close of business on the business day following the tender.

      If the tendering Holder requests distribution in kind, the Trustee shall sell any portion of the In Kind Distribution represented by fractional interests in accordance with the instructions of the tendering Holder and distribute net cash proceeds to the tendering Holder together with certificates representing whole obligations comprising the In Kind Distribution. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the In Kind Distribution as of the date of tender.

      The Trustee is empowered to sell obligations held by the Series in order to make funds available for cash redemptions (Section 5.02). The obligations to be sold by the Trustee will be selected from a list supplied by the Sponsor. Obligations will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interests of the relevant Series. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of obligations are to be sold in order to obtain the best available prices. While such minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts that would be specified would range from $25,000 to $100,000.

      To the extent that obligations are redeemed in kind or sold, the size of the relevant Series will be reduced. Sales will usually be required at a time when obligations would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum face amounts in which obligations are required to be sold, the proceeds of sale may, if the Sponsor fails to adhere to its commitment described above, exceed the amount required at the time to redeem Units. Such excess proceeds will be distributed ratably to Holders (see "Administration of the Fund - Accounts and Distributions"). The price received upon redemption may be more than or less than the amount paid by the Holder depending on the value of the obligations in the Trust at the time of redemption.

      The right to redemption may be suspended and payment postponed for any period (1) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings, or (2) during which, as determined by the Securities and Exchange Commission (i) trading on that Exchange is restricted or (ii) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission may permit (Section 5.02).

      Redemption Price per Unit is computed by the Trustee as of the Evaluation Time on each June 30 and December 31 (or the last business day prior thereto), on any day on which the New York Stock Exchange is open or on any other day in which there is a sufficient degree of trading in the obligations held by a Series that the Redemption Price for Units of such Series might be materially affected, as of the Evaluation Time next following the tender of any Unit for redemption, and on any other business day desired by the Trustee or the Sponsor, on the bid side of the market, taking into account the same factors referred to in determining the offering side evaluation for purposes of sales of Units (see "Sale of Units - Offering Price").

      While obligations of the type held by the Series involve minimal risk of loss of principal, the market value of such obligations and Redemption Prices per Unit can be expected to fluctuate during the period of an investment in the Fund due to variations in interest rates.

EXPENSES AND CHARGES

      INITIAL EXPENSES - All expenses incurred in establishing the Fund and the initial offering of Units and any additional Units, including the cost of the initial preparation, printing and execution of the Indenture and the Certificates, the initial fees and expenses of the Trustee, fees of the Evaluator during the initial offering and the initial offering of additional Units, legal expenses, advertising and selling expenses and any other out-of-pocket expenses, will be paid by the Sponsor at no charge to the Fund.

      SPONSOR'S FEES - The Sponsor receives no fee from the Series for its services as such. However, while the transaction charge paid by the life insurance company to the Sponsor is not directly charged to the Account, because of the asset charge by the life insurance company assessed against the Account, Policyowners will indirectly bear these charges (see "Expenses Charged to Divisions Investing in the Trust" in the accompanying Prospectus).

      FEES - The Trustee's and Evaluator's fees are set forth under "Investment Summary." The Trustee's fees, payable in semi-annual installments, are based on the face amount of obligations in a Series at the beginning of each semi-annual period. Certain regular and recurring expenses of each Series, including the Evaluator's fee and certain mailing and printing expenses, are borne by the Trustee; provided that the Trustee shall not be obligated to bear expenses in excess of an amount specified in the Indenture with regard to any calendar year for the Series (or in excess of a prorated portion of such amount in regard to periods of less than one year) and any such amount so paid by the Trustee shall be reimbursed to the Trustee pursuant to Section 6.05 of the Indenture. Expenses in excess of that amount will be borne by the Series. The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

      OTHER CHARGES - These include: (a) fees of the Trustee for extraordinary services (Section 6.05 of the Indenture), (b) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor (Sections 3.05, 3.10, 6.01(E) and 6.05), (c) various governmental charges (Sections 3.04 and 6.01(H)), (d) expenses and costs of any action taken to protect any Series (Section 6.01(D)), (e) indemnification of the Trustee for any loss, liabilities and expenses incurred in the absence of gross negligence, bad faith or willful misconduct on its part (Section 6.05), and (f) indemnification of the Sponsor for any loss, liabilities and expenses incurred in the absence of gross negligence, bad faith, willful misconduct or reckless disregard of its duties (Section 8.03(B)). The amounts of these charges and fees are secured by a lien on the relevant Series (Section 6.05). If the balances in the Income and Capital Account of a Series (see below) are insufficient to provide for amounts payable by the Series, the Sponsor will pay such excess expenses, although the

Trustee has the power to sell obligations of such Series to pay such amounts (Section 6.05).

ADMINISTRATION OF THE FUND

      RECORDS - The Trustee keeps records of transactions of the Fund at its corporate trust office, including a current list of the obligations held by each Series and a copy of the Indenture. Such records are available to record Holders for inspection at reasonable times during business hours (Sections 6.02 and 6.04).

      ACCOUNTS AND DISTRIBUTIONS - The terms of the obligations held by the Series provide for payments to be made to holders of such obligations (including the Fund) upon their maturities. Interest-Bearing Treasury Securities held by the Series, including that part of the proceeds of any disposition of any such Security which represents accrued interest and any late payment penalties, is credited to an Income Account and all other receipts are credited to a Capital Account (Sections 3.02 and 3.03). Distributions to Holders as of the Record Date normally will be made on the following Distribution Date and shall consist of an amount substantially equal to each Holder's pro rata share of the distributable cash balance in the Income and Capital Accounts computed as of the close of business on the Record Date. The Distribution Date for each Series shall be the next business day following the maturity of the obligations in that Series' Portfolio. The Record Date shall be the business day immediately preceding the Distribution Date.

      The amount to be distributed may change as obligations are exchanged, paid or sold. Proceeds received from the disposition of any of the obligations which are not used for redemption payments will be held in the Capital Account (Section 3.05). However, the Sponsor will maintain a secondary market and has undertaken to redeem Units purchased in that market only when the value of such Units in the aggregate substantially equals the value of an obligation held in the relevant Series. Amounts, if any, in the Income Account of a Series will be distributed to Holders pro rata upon termination of the Series. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, such amounts as it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Series (Section 3.04). Funds held by the Trustee in the various accounts created under the Indenture do not bear interest (Section 6.01).

      PORTFOLIO   SECURITIES  -  The  Sponsor  may  direct  the  disposition  of obligations upon default in payment of principal or interest, institution of certain legal proceedings, default in payment of principal of or interest on other obligations of the same issuer, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such obligations detrimental to the interest of the Holders of a Series (Section 3.08). If such a default in the payment of principal or interest on any of the obligations occurs and if the Sponsor fails to instruct the Trustee to sell or hold such obligations, the Indenture provides that the Trustee may, within 30 days of such failure by the Sponsor, sell such Securities (Section 3.11). The Sponsor is required by the Indenture to direct the Trustee to reject any offer made by an issuer to issue new obligations in exchange and substitution for any obligations held by the Fund pursuant to a refunding or refinancing plan.

      REPORTS TO HOLDERS - The Trustee will furnish Holders of record with each distribution a statement of the amounts of interest and other receipts which are being distributed, expressed in each case as a dollar amount per Unit. After the end of each calendar year, the Trustee will furnish to Holders of record a statement (i) summarizing transactions for such year in the Income, Capital and Reserve Accounts of the Series, (ii) identifying obligations sold and purchased during such year and listing obligations held at the end of such year by the Series, (iii) stating the Series' Redemption Price per Unit based upon the computation thereof made at the end of such year, (iv) specifying the amounts, if any, distributed during such year from the Series' Income and Capital Accounts and (v) certain other information. The accounts of each Series shall be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of such accountants shall be furnished by the Trustee to Holders upon request (Section 6.01(E)).

      AMENDMENT AND TERMINATION - The Sponsor and Trustee may amend the Indenture without the consent of Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, (c) to permit the deposit of additional obligations with respect to the issuance of additional Units, or (d) to make such other provisions as shall not adversely affect the interest of Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in any Series of any Holder without the consent of such Holder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Holders. The Trustee must promptly notify Holders of the substance of any such amendment (Section 9.01).

      The Indenture will terminate with respect to a Series upon the earlier of the maturity, redemption, sale or other disposition of the last Security held in a Series or the mandatory termination date. The Indenture as to any Series may be terminated by the Sponsor if the value of the Series is less than the minimum value set forth under "Investment Summary" and may be terminated at any time by Holders of 51% of the Units (Sections 6.01(G) and 9.02). The Trustee will deliver written notice of any termination to each

Holder within a reasonable period of time prior to such termination, specifying the times at which the Holders may surrender their Certificates, if issued, for cancellation. Within a reasonable period of time after such termination, the Trustee must sell all of the obligations then held in the Series so terminated and distribute to each Holder, upon surrender for cancellation of its Certificates, if any, and after deductions of accrued and unpaid fees, taxes and governmental and other charges, such Holder's interest in the Income and Capital Accounts (Section 9.02). Such distribution will normally be made by mailing a check in the amount of each Holder's interest in such accounts to the address of such Holder appearing on the record books of the Trustee.

RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY

      THE TRUSTEE - The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units at any time or by the Sponsor without the consent of any of the Holders if it becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities. Such resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of such resignation or removal, the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee, no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor (Section 6.06). The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or obligations, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any obligation. However, this provision shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any such action taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the obligations or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee (Sections 3.08, 3.11, 6.01 and 6.05).

      THE EVALUATOR - The Evaluator may resign or may be removed by the Sponsor, effective upon the acceptance of appointment by its successor; the Sponsor is to use its best efforts to appoint a successor promptly. If upon resignation of the Evaluator, no successor has accepted appointment within thirty days after notification, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor (Section 4.04). Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or the Holders for errors in judgment. However, this provision shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 4.03). The Trustee, the Sponsor and the Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof.

      THE SPONSOR - If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the Securities and Exchange Commission, (b) terminate the Indenture and liquidate the Fund or (c) continue to act as Trustee without terminating the Indenture (Section 6.01(F)). The Sponsor shall be under no liability to the Fund or to the Holders for taking any action or for refraining from taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any obligation. However, this provision shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 8.03). The Sponsor and its successors are jointly and severally liable under the Indenture. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in such event it shall be relieved of all further liability under the Indenture (Section 8.02).

ADDITIONAL INFORMATION

      TRUSTEE - The Trustee is The Chase Manhattan Bank, N.A., a banking corporation with its corporate trust office at 770 Broadway, New York, New York 10003, which is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

      LEGAL OPINION - The legality of the Units has been passed upon by Gordon Altman Butowsky Weitzen Shalov & Wein, 114 West 47th Street, New York, New York 10036, as special counsel for the Sponsor. Carter, Ledyard & Milburn, 2 Wall Street, New York, New
York 10015, act as counsel for the Trustee.

      AUDITORS - The Financial Statements of Series A through F, including the respective Portfolios included herein, and the Financial Statement of the Sponsor have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

      SPONSOR - The Sponsor (a New York corporation), is a wholly-owned subsidiary of OppenheimerFunds, Inc. ("OFI"), and is the general distributor of shares of certain of the registered investment companies (commonly known as "mutual funds") managed by OFI and its subsidiaries. Financial Statements of the Sponsor are included in this Prospectus. See the accompanying Prospectus of Oppenheimer Variable Account Funds for further information on OFI and the Oppenheimer funds.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Independent Auditors' Report

--------------------------------------------------------------------------------


We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A at December 31, 1997, and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Statement of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    2000           2005
                                                                   SERIES         SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .     $3,612,130     $2,310,109
Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,729          7,082
Accrued interest receivable. . . . . . . . . . . . . . . . .              -            993
                                                                  ---------      ---------

     Total trust property. . . . . . . . . . . . . . . . . .      3,615,859      2,318,184
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .          3,729          8,075
                                                                  ---------      ---------

NET ASSETS - NOTE 2. . . . . . . . . . . . . . . . . . . . .     $3,612,130     $2,310,109
                                                                  ---------      ---------
                                                                  ---------      ---------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .      4,187,200      3,521,227
                                                                  ---------      ---------
                                                                  ---------      ---------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .     $   .86266     $   .65605
                                                                  ---------      ---------
                                                                  ---------      ---------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
     Statements of Operations
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------------
                                                                     2000 SERIES                         2005 SERIES
                                                          ---------------------------------   ---------------------------------
                                                            1997         1996        1995       1997         1996        1995
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .      $      -    $      -    $  1,763    $    651    $  1,561    $  1,838
Accretion of original issue discount . . . . . . . .       279,929     317,761     355,702     140,729     144,414     150,094
Trustee's fees and expenses - Note 3 . . . . . . . .             -           -      (1,763)       (651)     (1,561)     (1,838)
                                                           -------     -------     -------     -------     -------     -------
Net investment income. . . . . . . . . . . . . . . .       279,929     317,761     355,702     140,729     144,414     150,094

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions     . . . .        65,298     116,592      88,501      50,953      72,024           -

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .       (95,809)   (343,346)    433,005      26,780    (255,826)    435,195
                                                           -------     -------     -------     -------     -------     -------

Net gain (loss) on investments . . . . . . . . . . .       (30,511)   (226,754)    521,506      77,733    (183,802)    435,195
                                                           -------     -------     -------     -------     -------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .      $249,418    $ 91,007    $877,208    $218,462    $(39,388)   $585,289
                                                           -------     -------     -------     -------     -------     -------
                                                           -------     -------     -------     -------     -------     -------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Statements of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------------
                                                                     2000 SERIES                         2005 SERIES
                                                          ---------------------------------   ---------------------------------
                                                            1997         1996        1995       1997         1996        1995
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . .    $  279,929  $  317,761  $  355,702  $  140,729  $  144,414  $  150,094
     Realized gain on securities
       transactions  . . . . . . . . . . . . . . . .        65,298     116,592      88,501      50,953      72,024           -
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .       (95,809)   (343,346)    433,005      26,780    (255,826)    435,195
                                                         ---------   ---------   ---------   ---------   ---------   ---------
     Net increase (decrease) in net assets
       resulting from operations . . . . . . . . . .       249,418      91,007     877,208     218,462     (39,388)    585,289

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . .       116,537           -     201,027     364,352           -     203,754
     Redemption of Units . . . . . . . . . . . . . .      (898,924)   (893,602)   (734,385)   (325,029)   (388,586)          -
                                                         ---------   ---------   ---------   ---------   ---------   ---------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . .      (532,969)   (802,595)    343,850     257,785    (427,974)    789,043

NET ASSETS:
     Beginning of period . . . . . . . . . . . . . .    $4,145,099  $4,947,694  $4,603,844  $2,052,324  $2,480,298  $1,691,255
                                                         ---------   ---------   ---------   ---------   ---------   ---------

     End of period . . . . . . . . . . . . . . . . .    $3,612,130  $4,145,099  $4,947,694  $2,310,109  $2,052,324  $2,480,298
                                                         ---------   ---------   ---------   ---------   ---------   ---------
                                                         ---------   ---------   ---------   ---------   ---------   ---------


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL


-------------------------------------------------------------------------------------------------------------------------

                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

-------------------------------------------------------------------------------------------------------------------------
2000 SERIES
-----------
Cost of 4,187,200, 5,152,200 and 6,317,200 Units, respectively . . . .          $1,906,583     $2,250,437     $2,646,690
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               2,275          7,933         14,678
                                                                                 ---------      ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .           1,904,308      2,242,504      2,632,012

Accretion of original issue discount . . . . . . . . . . . . . . . . .           1,479,372      1,578,336      1,648,079
Net unrealized appreciation of investments . . . . . . . . . . . . . .             228,450        324,259        667,604
                                                                                 ---------      ---------      ---------
Net capital applicable to certificateholders . . . . . . . . . . . . .          $3,612,130     $4,145,099     $4,947,694
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------

2005 SERIES
-----------
Cost of 3,521,227, 3,487,041 and 4,190,859 Units, respectively . . . .          $1,310,328     $1,100,352     $1,297,142
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .              13,961         18,214         24,133
                                                                                 ---------      ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .           1,296,367      1,082,138      1,273,009

Accretion of original issue discount . . . . . . . . . . . . . . . . .             658,972        642,196        623,473
Net unrealized appreciation of investments . . . . . . . . . . . . . .             354,770        327,990        583,816
                                                                                 ---------      ---------      ---------
Net capital applicable to certificateholders . . . . . . . . . . . . .          $2,310,109     $2,052,324     $2,480,298
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

ISSUANCE

Additional Units were issued by the Fund during the years ended December 31, 1997, 1996, and 1995 as follows:



SERIES                                                                             1997            1996         1995
------                                                                             ----            ----         ----

     2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  -              -         278,488
     2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             588,191             -         422,291


REDEMPTION

During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:


SERIES                                                                             1997            1996         1995
------                                                                             ----            ----         ----


     2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             965,000      1,165,000      1,039,316
     2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             554,005        703,818             -



The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Portfolios as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2000 SERIES
-----------
     Stripped Treasury Securities . . .         0%        8-15-00     $4,187,200     $3,383,680     $3,612,130
                                                                       ---------      ---------      ---------
                                                                       ---------      ---------      ---------

2005 SERIES
-----------
     Stripped Treasury Securities . . .         0%        5-15-05     $3,502,125     $1,938,213     $2,290,005
     U.S. Treasury Notes. . . . . . . .      8.25%        5-15-05         19,102         17,126         20,104
                                                                       ---------      ---------      ---------

          Total . . . . . . . . . . . .                               $3,521,227     $1,955,339     $2,310,109
                                                                       ---------      ---------      ---------
                                                                       ---------      ---------      ---------




-------------
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


               SERIES    AMOUNT
               ------    ------
               2000      $ 3,613,972
               2005      $ 2,313,403


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B at December 31, 1997 and the results of its operations and changes in its net assets for the above stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statement  of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    2006
                                                                   SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .     $1,352,152
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,822
Accrued interest receivable. . . . . . . . . . . . . . . . .            367
                                                                  ---------

     Total trust property. . . . . . . . . . . . . . . . . .      1,358,341
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .          6,189
                                                                  ---------

NET ASSETS - Note 2. . . . . . . . . . . . . . . . . . . . .     $1,352,152
                                                                  ---------
                                                                  ---------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .      2,165,028
                                                                  ---------
                                                                  ---------
UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .    $    .62454
                                                                  ---------
                                                                  ---------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statements of Operations
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------

                                                                                               2006 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .           $     490      $   1,185    $     1,181
Accretion of original issue discount . . . . . . . . . . . . . . . . .              93,107         98,763         90,865
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . .                (490)        (1,185)        (1,181)
                                                                                   -------        -------        -------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .              93,107         98,763         90,865

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . .              37,584             -           1,973

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . .               9,052        (91,757)       281,043
                                                                                   -------        -------        -------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . .              46,636        (91,757)       283,016
                                                                                   -------        -------        -------

NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .           $ 139,743       $  7,006       $373,881
                                                                                   -------        -------        -------
                                                                                   -------        -------        -------





See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statements of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------

                                                                                               2006 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .          $   93,107     $   98,763     $   90,865
     Realized gain on securities transactions. . . . . . . . . . . . .              37,584              -          1,973
     Net unrealized appreciation (depreciation) of investments . . . .               9,052        (91,757)       281,043
                                                                                 ---------      ---------      ---------
     Net increase in net assets resulting from operations. . . . . . .             139,743          7,006        373,881

CAPITAL SHARE
   TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . .            (266,564)             -        (16,208)
                                                                                 ---------      ---------      ---------
     Net increase (decrease) in
     net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .            (126,821)         7,006        357,673

NET ASSETS:
     Beginning of period . . . . . . . . . . . . . . . . . . . . . . .           1,478,973      1,471,967      1,114,294
                                                                                 ---------      ---------      ---------

     End of period . . . . . . . . . . . . . . . . . . . . . . . . . .          $1,352,152     $1,478,973     $1,471,967
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL


-------------------------------------------------------------------------------------------------------------------------

                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

2006 SERIES
-----------
Cost of 2,165,028, 2,643,020 and 2,643,020 Units,
     respectively. . . . . . . . . . . . . . . . . . . . . . . . . . .          $  624,104      $ 764,716     $  764,716
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               3,370          7,419          7,419
                                                                                 ---------      ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .             620,734        757,297        757,297
Accretion of original issue discount . . . . . . . . . . . . . . . . .             477,400        476,710        377,947
Net unrealized appreciation of investments . . . . . . . . . . . . . .             254,018        244,966        336,723
                                                                                 ---------      ---------      ---------

Net capital applicable to certificateholders . . . . . . . . . . . . .          $1,352,152     $1,478,973     $1,471,967
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------

3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

REDEMPTION

During 1997, 1996 and 1995, the Sponsor elected to redeem units of the Fund as follows:


                                                                                     1997          1996            1995
                                                                                     ----          ----            ----

     2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             477,992            -           35,147


The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Portfolios as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2006 SERIES
-----------
     Stripped Treasury Securities . . .         0%        2-15-06     $2,156,000     $1,086,923     $1,340,407
     U.S. Treasury Notes. . . . . . . .     10.75%        8-15-05          9,028         11,211         11,745
                                                                       ---------      ---------      ---------

     Total. . . . . . . . . . . . . . .                               $2,165,028     $1,098,134     $1,352,152
                                                                       ---------      ---------      ---------
                                                                       ---------      ---------      ---------



-------------------------
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


                    SERIES                        AMOUNT
                    ------                        ------
                    2006 . . . . . . . . .   $ 1,354,272



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statement of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    2007
                                                                   SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .    $   176,625
Cash. . .. . . . . . . . . . . . . . . . . . . . . . . . . .          1,045
Accrued interest receivable. . . . . . . . . . . . . . . . .            118
                                                                 ----------

     Total trust property. . . . . . . . . . . . . . . . . .        177,788
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .          1,163
                                                                 ----------

NET ASSETS - Note 2. . . . . . . . . . . . . . . . . . . . .    $   176,625
                                                                 ----------
                                                                 ----------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .        300,436
                                                                 ----------
                                                                 ----------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .    $    .58790
                                                                 ----------
                                                                 ----------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statements of Operations
For the Years Ended December 31, 1997, 1996 and 1995



-------------------------------------------------------------------------------------------------------------------------

                                                                                               1997 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .          $        -     $    1,088    $     1,327
Accretion of original issue discount . . . . . . . . . . . . . . . . .             134,197        219,042        218,320
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . .                   -         (1,088)        (1,327)
                                                                                 ---------      ---------     ----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .             134,197        219,042        218,320

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . .               3,566          8,809         16,984

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . .             (53,436)       (94,228)        84,363
                                                                                 ---------      ---------     ----------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . .             (49,870)       (85,419)       101,347
                                                                                 ---------      ---------     ----------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . .          $   84,327     $  133,623    $   319,667
                                                                                 ---------      ---------     ----------
                                                                                 ---------      ---------     ----------


                                                                                                 2007 SERIES
                                                                                  ----------------------------------------

                                                                                      1997           1996           1995

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .         $        68    $       410     $      409
Accretion of original issue discount . . . . . . . . . . . . . . . . .              17,831         31,440         28,781
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . .                 (68)          (410)          (409)
                                                                                 ---------      ---------      ---------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .              17,831         31,440         28,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . .              47,481              -              -

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . .             (52,626)       (30,182)        97,101
                                                                                 ---------      ---------      ---------

Net gain (loss) on Investments . . . . . . . . . . . . . . . . . . . .              (5,145)       (30,182)        97,101
                                                                                 ---------      ---------      ---------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . .          $   12,686     $    1,258     $  125,882
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statements of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995



-------------------------------------------------------------------------------------------------------------------------

                                                                                               1997 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         $   134,197    $   219,042    $   218,320
     Realized gain on securities transactions. . . . . . . . . . . . .               3,566          8,809         16,984
     Net unrealized appreciation (depreciation) of investments . . . .             (53,436)       (94,228)        84,363
                                                                                 ---------      ---------      ---------
     Net increase in net assets resulting from operations. . . . . . .              84,327        133,623        319,667

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . .          (2,759,216)      (194,656)      (272,007)
                                                                                 ---------      ---------      ---------
     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,674,889)       (61,033)        47,660

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . . . . . . . . . . .           2,674,889      2,735,922      2,688,262
                                                                                 ---------      ---------      ---------
       End of period . . . . . . . . . . . . . . . . . . . . . . . . .                  $0     $2,674,889     $2,735,922
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


                                                                                                 2007 SERIES
                                                                                  ----------------------------------------

                                                                                     1997           1996            1995
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .          $   17,831     $   31,440     $   28,781
     Realized gain on securities transactions. . . . . . . . . . . . .              47,481              -              -
     Net unrealized appreciation (depreciation) of investments . . . .             (52,626)       (30,182)        97,101
                                                                                 ---------      ---------      ---------
     Net increase in net assets resulting from operations. . . . . . .              12,686          1,258        125,882

CAPITAL SHARE
  TRANSACTIONS - Note 4
  Issuance of Units. . . . . . . . . . . . . . . . . . . . . . . . . .                   -              -              -
  Redemption of Units. . . . . . . . . . . . . . . . . . . . . . . . .           ( 314,459)             -              -
                                                                                 ---------      ---------      ---------
  Net increase (decrease) in
    net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (301,773)        1,258         125,882

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .             478,398        477,140        351,258
                                                                                 ---------      ---------      ---------

  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  176,625     $  478,398     $  477,140
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's Sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.


2.   NET CAPITAL

                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
1997 SERIES
Cost of 0, 2,765,000 and 2,765,000 Units,
  respectively . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $1,403,155     $1,501,215
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .                             16,318         16,801
                                                                                                ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .                          1,386,837      1,484,414
Accretion of original issue discount . . . . . . . . . . . . . . . . .                          1,234,616      1,103,843
Net unrealized appreciation of investments . . . . . . . . . . . . . .                             53,436        147,664

Net capital applicable to certificateholders . . . . . . . . . . . . .                         $2,674,889     $2,735,922
                                                                                                ---------      ---------
                                                                                                ---------      ---------


2007 SERIES
Cost of 300,436, 915,373, and 915,373 Units, . . . . . . . . . . . . .          $   95,906     $  215,892     $  215,892
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               1,382          6,175          6,175
                                                                                 ---------      ---------      ---------

Net amount applicable to certificateholders. . . . . . . . . . . . . .              94,524        209,717        209,717
Accretion of original issue discount . . . . . . . . . . . . . . . . .              44,960        178,914        147,474
Net unrealized appreciation of investments . . . . . . . . . . . . . .              37,141         89,767        119,949
                                                                                 ---------      ---------      ---------

Net capital applicable to certificateholders . . . . . . . . . . . . .          $  176,625     $  478,398     $  477,140
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------


3.   EXPENSES
Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

REDEMPTION

During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:


                                                       1997             1996             1995
                                                       ----             ----             ----
          1997      . . . . . . . . . . . . .      2,765,000           208,342          316,955
          2007      . . . . . . . . . . . . .        614,937                 -                -


The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing. In August of 1997, Series 1997 matured and distributions of $2,069,000 were made.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Portfolios as of December 31, 1997



---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                              COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                         RATES      MATURITIES     AMOUNT          COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2007 SERIES
-----------
     Stripped Treasury Securities . . .         0%        2-15-07    $   299,000    $   137,303    $   174,858
     U.S. Treasury Notes. . . . . . . .     9.375%        2-15-06          1,436          2,181          1,767
                                                                      ----------     ----------     ----------

          Total . . . . . . . . . . . .                              $   300,436    $   139,484    $   176,625
                                                                      ----------     ----------     ----------
                                                                      ----------     ----------     ----------




-------------------------
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


               Series              Amount
               ------              ------
               2007                $ 176,936



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statement of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------------------------

                                                                                         1998           2008
                                                                                        SERIES         SERIES

--------------------------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities(see Portfolios). . . . . . . . . . . . . . .       $756,900       $380,408
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -           2,616
Accrued interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . .             -              82
                                                                                       --------       --------

     Total trust property. . . . . . . . . . . . . . . . . . . . . . . . . . . .        756,900        383,106
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -           2,698
                                                                                       --------       --------

NET ASSETS-Note 2. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $756,900       $380,408
                                                                                       --------       --------
                                                                                       --------       --------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        772,000        716,667
                                                                                       --------       --------
                                                                                       --------       --------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ .98044       $ .53080
                                                                                       --------       --------
                                                                                       --------       --------


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statements of Operations
For the years ended December 31, 1997, 1996, and 1995


------------------------------------------------------------------------------------------------------------------------------

                                                                                                     1998 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     -         $    -         $   115
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .         54,994         49,458         47,098
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . . . . . . .             -              -            (115)
                                                                                       --------        -------       --------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         54,994         49,458         47,098

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . . .          6,768             -          13,935

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (12,746)        (8,736)        53,409
                                                                                       --------        -------       --------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .         (5,978)        (8,736)        67,344
                                                                                       --------        -------       --------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 49,016        $40,722       $114,442
                                                                                       --------        -------       --------
                                                                                       --------        -------       --------



                                                                                                     2008 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    159       $    458       $    457
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .         27,443         30,219         27,593
Trustee's fees and expenses-Note 3 . . . . . . . . . . . . . . . . . . . . . . .           (159)          (458)          (457)
                                                                                       --------       --------       --------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,443         30,219         27,593

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . . .         31,617             -              -

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (7,592)       (42,659)       110,894
                                                                                       --------       --------       --------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .         24,025        (42,659)       110,894
                                                                                       --------       --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 51,468       $(12,440)      $138,487
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statements of Changes In Net Assets
For the years ended December 31, 1997, 1996 and 1995


------------------------------------------------------------------------------------------------------------------------------

                                                                                                     1998 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  54,994       $ 49,458      $  47,098
     Realized gain on securities transactions. . . . . . . . . . . . . . . . . .          6,768             -          13,935
     Net unrealized appreciation (depreciation) of investments . . . . . . . . .        (12,746)        (8,736)        53,409
                                                                                      ---------       --------      ---------
     Net increase in net assets resulting from operations. . . . . . . . . . . .         49,016         40,722        114,442

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -              -         167,820
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (231,032)            -        (214,483)
                                                                                      ---------       --------      ---------

     Net increase (decrease) in
        net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (182,016)        40,722         67,779
                                                                                      ---------       --------      ---------

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . .        938,916        898,194        830,415
                                                                                      ---------       --------      ---------

       End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 756,900       $938,916      $ 898,194
                                                                                      ---------       --------      ---------
                                                                                      ---------       --------      ---------



                                                                                                     2008 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 27,443       $ 30,219     $   27,593
     Realized gain on securities transactions. . . . . . . . . . . . . . . . . .         31,617             -              -
     Net unrealized appreciation (depreciation) of investments . . . . . . . . .         (7,592)       (42,659)       110,894
                                                                                      ---------       --------      ---------
     Net increase (decrease) in net assets resulting from operations . . . . . .         51,468        (12,440)       138,487

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (144,773)            -              -
                                                                                      ---------       --------      ---------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (93,305)       (12,440)       138,487

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . .        473,713        486,153        347,666
                                                                                      ---------       --------      ---------

       End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $380,408      $ 473,713      $ 486,153
                                                                                      ---------       --------      ---------
                                                                                      ---------       --------      ---------

See Notes To Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Notes To Financial Statements
For the years ended December 31, 1997, 1996, and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL

                                                                                                     December 31,
                                                                                       ---------------------------------------
                                                                                         1997           1996           1995
                                                                                       --------       --------       --------
1998 SERIES
-----------
Cost of 772,000, 1,015,000 and 1,015,000 Units,
  respectively . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $462,031       $568,967       $568,967
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,084          7,618          7,618
                                                                                       --------       --------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . . .        454,947        561,349        561,349
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .        176,315        239,183        189,725
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . . .        125,638        138,384        147,120
                                                                                       --------       --------       --------

Net capital applicable to certificateholders . . . . . . . . . . . . . . . . . .       $756,900       $938,916       $898,194
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

2008 SERIES
-----------
Cost of 716,667, 1,023,236 and 1,023,236 Units,
  respectively . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $127,411       $192,831       $192,831
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,639          5,874          5,874
                                                                                       --------       --------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . . .        131,050        186,957        186,957
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .        145,743        175,549        145,330
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . . .        103,615        111,207        153,866
                                                                                       --------       --------       --------

Net capital applicable to certificateholders . . . . . . . . . . . . . . . . . .       $380,408       $473,713       $486,153
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Notes to Financial Statements
For the years ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------

3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

ISSUANCE
     Additional Units were issued by the Fund during the periods ended December 31, 1997, 1996 and 1995 as follows:


                                                                                         1997            1996           1995
                                                                                         ----            ----           ----
     1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            -               -        201,286

REDEMPTION
     During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:


                                                                                         1997            1996           1995
                                                                                         ----            ----           ----
     1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      243,000               -        261,473
     2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      306,569               -              -

The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Portfolios as of December 31, 1997


-------------------------------------------------------------------------------------------------------------------------------
SERIES NO. AND                                             COUPON                         FACE        ADJUSTED
TITLE OF SECURITIES                                         RATES      MATURITIES       AMOUNT          COST          VALUE (*)
-------------------------------------------------------------------------------------------------------------------------------

1998 SERIES
-----------
     Stripped Treasury Securities. . . . . . . . .             0%        5-15-98       $772,000       $631,262       $756,900
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

2008 SERIES
-----------
     Stripped Treasury Securities. . . . . . . . .             0%       11-15-08       $713,000       $273,584       $376,229
     U.S. Treasury Notes . . . . . . . . . . . . .          8.75%       11-15-08          3,667          3,209          4,179
                                                                                       --------       --------       --------

     Total . . . . . . . . . . . . . . . . . . . .                                     $716,667       $276,793       $380,408
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

-------------------------
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


                                   Series                                Amount
                                   ------                                ------
                                    1998 . . . . . . . . . . . . . . .  $756,954
                                    2008 . . . . . . . . . . . . . . .  $381,206

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statement of Condition As of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    1999           2009
                                                                   SERIES         SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .       $359,566       $165,851
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .              -          6,206
Accrued interest receivable. . . . . . . . . . . . . . . . .            162             91
                                                                   --------       --------

     Total trust property. . . . . . . . . . . . . . . . . .        359,728        172,148
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .            162          6,297
                                                                   --------       --------

NET ASSETS-NOTE 2. . . . . . . . . . . . . . . . . . . . . .       $359,566       $165,851
                                                                   --------       --------
                                                                   --------       --------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .        387,958        322,090

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .       $ .92682       $ .51492
                                                                   --------       --------
                                                                   --------       --------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statement of Operations
For the years ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     1999 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .       $    75    $    202     $   207
Accretion of original issue discount . . . . . . . .        25,737      28,045      27,592
Trustee's fees and expenses - Note 3 . . . . . . . .           (75)       (202)       (207)
                                                           -------    --------     -------
Net investment income. . . . . . . . . . . . . . . .        25,737      28,045      27,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . .         4,384           -       5,396

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .        (7,671)    (13,985)     27,648
                                                           -------    --------     -------

Net gain (loss) on investments . . . . . . . . . . .        (3,287)    (13,985)     33,044
                                                           -------    --------     -------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .       $22,450    $ 14,060     $60,636
                                                           -------    --------     -------
                                                           -------    --------     -------


                                                                     2009 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .       $    71    $    161     $   161
Accretion of original issue discount . . . . . . . .        10,351      10,255       9,738
Trustee's fees and expenses - Note 3 . . . . . . . .           (71)       (161)       (161)
                                                           -------    --------     -------
Net investment income. . . . . . . . . . . . . . . .        10,351      10,255       9,738

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain on securities transactions . . . . . .         2,149           -         961

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .         9,537     (15,035)     38,500
                                                           -------    --------     -------

Net gain (loss) on investments . . . . . . . . . . .        11,686     (15,035)     39,461
                                                           -------    --------     -------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .       $22,037    $ (4,780)    $49,199
                                                           -------    --------     -------
                                                           -------    --------     -------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statements of Changes in Net Assets
For the years ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     1999 SERIES
                                                         ----------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . .     $  25,737    $ 28,045    $ 27,592
     Realized gain on securities transactions. . . .         4,384           -       5,396
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .        (7,671)    (13,985)     27,648
                                                         ---------    --------    --------
     Net increase in net assets resulting
       from operations . . . . . . . . . . . . . . .        22,450      14,060      60,636

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . .        54,634
     Redemption of Units . . . . . . . . . . . . . .      (109,591)          -     (80,186)
                                                         ---------    --------    --------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . .       (32,507)     14,060     (19,550)

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . .       392,073     378,013     397,563
                                                         ---------    --------    --------

       End of period . . . . . . . . . . . . . . . .     $ 359,566    $392,073    $378,013
                                                         ---------    --------    --------
                                                         ---------    --------    --------


                                                                     2009 SERIES
                                                         ----------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . .      $ 10,351    $ 10,255    $  9,738
     Realized gain on securities transactions. . . .         2,149           -         961
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .         9,537     (15,035)     38,500
                                                          --------    --------    --------
     Net increase (decrease) in net assets
       resulting from operations . . . . . . . . . .        22,037      (4,780)     49,199

CAPITAL SHARE
   TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . .       (16,720)          -     (14,286)
                                                          --------    --------    --------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . .         5,317      (4,780)     34,913

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . .       160,534     165,314     130,401
                                                          --------    --------    --------

       End of period . . . . . . . . . . . . . . . .      $165,851    $160,534    $165,314
                                                          --------    --------    --------
                                                          --------    --------    --------


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Notes to Financial Statements
For the years ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.


2.   NET CAPITAL



                                                                                               DECEMBER 31,
                                                                                  --------------------------------------
                                                                                    1997            1996         1995
                                                                                  --------       --------       --------
1999 SERIES
-----------
Cost of 387,958, 450,273 and 450,273 Units, respectively . . . . . . .            $225,641       $226,513       $226,513
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               2,944          3,244          3,244
                                                                                  --------      ---------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . .             222,697        223,269        223,269
Accretion of original issue discount . . . . . . . . . . . . . . . . .             127,068        151,332        123,287
Net unrealized appreciation of investments . . . . . . . . . . . . . .               9,801         17,472         31,457
                                                                                  --------       --------       --------


Net capital applicable to certificateholders . . . . . . . . . . . . .            $359,566       $392,073       $378,013
                                                                                  --------       --------       --------
                                                                                  --------       --------       --------

2009 SERIES
-----------
Cost of 322,090, 359,216 and 399,352 Units, respectively . . . . . . .            $ 77,515       $ 85,892       $ 85,892
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               5,890          6,158          6,158
                                                                                  --------       --------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . .              71,625         79,734         79,734
Accretion of original issue discount . . . . . . . . . . . . . . . . .              61,190         57,301         47,046
Net unrealized appreciation of investments . . . . . . . . . . . . . .              33,036         23,499         38,534
                                                                                  --------      ---------       --------


Net capital applicable to certificateholders . . . . . . . . . . . . .            $165,851       $160,534       $165,314
                                                                                  --------      ---------       --------
                                                                                  --------       --------       --------


OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Notes to Financial Statements
For the years ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS


ISSUANCE
Additional Units were issued by the Fund during the periods ended December 31, 1997, 1996, and 1995 as follows:


                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

     1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              60,304           -             -




REDEMPTION
During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:



                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

     1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             122,619           -          105,532
     2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,126           -           40,136




The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Portfolios as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2000 SERIES
-----------
     Stripped Treasury Securities . . .         0%       5-15-99        $386,000       $347,651       $357,542
     U.S. Treasury Notes. . . . . . . .     8.875%       2-15-99           1,958          2,114          2,024
                                                                        --------       --------       --------

     Total. . . . . . . . . . . . . . .                                 $387,958       $349,765       $359,566
                                                                        --------       --------       --------
                                                                        --------       --------       --------


2009 SERIES
-----------
     Stripped Treasury Securities . . .         0%      05-15-09        $321,000       $130,439       $164,108
     U.S. Treasury Notes. . . . . . . .     13.25%      05-15-14           1,090          2,376          1,743
                                                                        --------       --------       --------

     Total. . . . . . . . . . . . . . .                                 $322,090       $132,815       $165,851
                                                                        --------       --------       --------
                                                                        --------       --------       --------





-------------
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:

               SERIES                              AMOUNT
               ------                              ------
               1999. . . . . . . . . . . . . . .   $359,663
               2009. . . . . . . . . . . . . . .    166,214


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolio of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F, as of December 31, 1997 and the related statement of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Condition as of December 31, 1997



--------------------------------------------------------------------------------

                                                                         2010
                                                                        SERIES

--------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolio). . . . .         $  893,341
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,966
Accrued interest receivable. . . . . . . . . . . . . . . . .                713
                                                                     ----------

          Total trust property . . . . . . . . . . . . . . .            900,020

LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .              6,679
                                                                     ----------

NET ASSETS - Note 2. . . . . . . . . . . . . . . . . . . . .         $  893,341
                                                                     ----------
                                                                     ----------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .          1,818,940
                                                                     ----------
                                                                     ----------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .         $   .49113
                                                                     ----------
                                                                     ----------



See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Operations
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     2010 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .      $    412    $  1,021    $    972
Accretion of original issue discount . . . . . . . .        53,584      61,079      45,398
Trustee's fees and expenses - Note 3 . . . . . . . .          (412)     (1,021)       (972)
                                                          --------    --------    --------
Net investment income. . . . . . . . . . . . . . . .        53,584      61,079      45,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . .        39,073           -       7,439

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .        19,726     (91,994)    179,203
                                                          --------    --------    --------

Net gain (loss) on investments . . . . . . . . . . .        58,799     (91,994)    186,642
                                                          --------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .      $112,383    $(30,915)   $232,040
                                                          --------    --------    --------
                                                          --------    --------    --------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     2010 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income . . . . . . . . . . . . .     $  53,584    $ 61,079    $ 45,398
     Realized gain on securities transactions. . . .        39,073           -       7,439
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .        19,726     (91,994)    179,203
                                                         ---------    --------    --------
     Net increase (decrease) in net assets
       resulting from operations . . . . . . . . . .       112,383     (30,915)    232,040

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . .       100,440           -     393,549
     Redemption of Units . . . . . . . . . . . . . .      (284,346)          -     (74,072)
                                                         ---------    --------    --------

     Net increase (decrease) in
     net assets. . . . . . . . . . . . . . . . . . .       (71,523)    (30,915)    551,517

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . .       964,864     995,779     444,262
                                                         ---------    --------    --------

  End of period. . . . . . . . . . . . . . . . . . .     $ 893,341    $964,864   $ 995,779
                                                         ---------    --------    --------
                                                         ---------    --------    --------




See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL



                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
2010 SERIES
-----------
Cost of 1,818,940, 2,277,690 and 2,277,690 Units, respectively . . . .            $634,563       $699,696      $699,696
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .              12,427         13,503        13,503
                                                                                  --------       --------      --------
Net amount applicable to certificateholders. . . . . . . . . . . . . .             622,136        686,193       686,193
Accretion of original issue discount . . . . . . . . . . . . . . . . .             149,505        176,696       115,617
Net unrealized appreciation of investments . . . . . . . . . . . . . .             121,700        101,975       193,969
                                                                                  --------       --------      --------

Net capital applicable to certificateholders . . . . . . . . . . . . .            $893,341       $964,864      $995,779
                                                                                  --------       --------      --------
                                                                                  --------       --------      --------


3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

ISSUANCE

Additional Units were issued by the Fund during the periods ended December 31, 1997, 1996 and 1995, as follows:


                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            238,912          -          1,046,994



OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


REDEMPTIONS

During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund, as follows:



                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             697,662         -             220,843




The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that the Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Portfolio as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2010 SERIES
-----------
     Stripped Treasury Securities . . .         0%        2-15-10     $1,812,000      $760,752       $ 884,057
     U.S. Treasury Notes. . . . . . . .     11.75%        2-15-10          6,940        10,889           9,284
                                                                      ----------      ---------      ---------

          Total. . . . . . . . . . . . .                              $1,818,940      $771,641       $ 893,341
                                                                      ----------      ---------      ---------
                                                                      ----------      ---------      ---------




------------
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


               SERIES                                                   AMOUNT
               ------                                                   ------
               2010 . . . . . . . . . . . . . . . . . . . . . . . . .  $895,427


See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT


OppenheimerFunds Distributor, Inc.:

We have audited the statement of financial condition of OppenheimerFunds Distributor, Inc. as of December 31, 1997, that you are filing pursuant to Rule 17a-5 under the Securities Exchange Act of 1934. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of financial condition is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of financial condition. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of financial condition presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of financial condition presents fairly, in all material respects, the financial position of OppenheimerFunds Distributors, Inc. at December 31, 1997, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

February 6, 1998





OPPENHEIMERFUNDS DISTRIBUTOR, INC.

STATEMENT OF FINANCIAL CONDITION
DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------


ASSETS

CURRENT ASSETS:
  Cash                                                                                                 $ 28,791,487
  Investment in affiliated money market mutual fund                                                      93,655,811
  Receivables:
    Brokers and dealers                                                                                  80,640,891
    Mutual funds managed by affiliated companies                                                         53,975,991
    Affiliated companies                                                                                 53,241,511
    Income taxes                                                                                          2,180,649
    Other                                                                                                 5,069,593
  Other current assets                                                                                    2,463,161
                                                                                                       ------------
        Total current assets                                                                            320,019,094
                                                                                                       ------------
OTHER ASSETS - Deferred sales commissions, net                                                          361,926,345
                                                                                                       ------------

TOTAL                                                                                                  $681,945,439
                                                                                                       ============

LIABILITIES AND SHAREHOLDER'S EQUITY

CURRENT LIABILITIES:
  Subscriptions payable to mutual funds managed by affiliated companies                                $103,035,738
  Payable to brokers and dealers                                                                         60,392,747
  Accounts payable and accrued expenses                                                                   8,745,031
  Payable to affiliated companies                                                                           727,729
                                                                                                            -------

        Total current liabilities                                                                       172,901,245
                                                                                                       ------------
OTHER CURRENT LIABILITIES - Deferred income taxes                                                       144,768,401
                                                                                                       ------------

        Total                                                                                           317,669,646
                                                                                                       ------------
COMMITMENTS

SHAREHOLDER'S EQUITY:
  Common stock; $300 stated value; 200 shares authorized,
    100 shares issued and outstanding                                                                        30,000
  Additional paid-in capital                                                                            332,141,351
  Retained earnings                                                                                      32,104,442
                                                                                                       ------------

        Shareholder's equity                                                                            364,275,793
                                                                                                       ------------
TOTAL                                                                                                  $681,945,439
                                                                                                       ============

See notes to financial statements.


OPPENHEIMERFUNDS DISTRIBUTOR, INC.

NOTES TO STATEMENT OF FINANCIAL CONDITION
AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.    THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES

      OppenheimerFunds Distributor, Inc. (Company) acts as general distributor for the sale and distribution of shares of registered investment companies (hereafter referred to as "mutual funds") which are managed by OppenheimerFunds, Inc. (OFI). The Company is a wholly-owned subsidiary of OFI, a wholly-owned subsidiary of Oppenheimer Acquisition Corporation
      (OAC), which is controlled by Massachusetts Mutual Life Insurance Company (MassMutual) and senior management of OFI.

      Investment in Affiliated Money Market Mutual Fund - The Company invests available cash in a money market mutual fund managed by OFI. The investment is recorded at cost which equals market.

      Deferred Sales Commissions - Sales commissions paid to brokers and dealers in connection with sales of shares of certain mutual funds are charged to deferred sales commissions and amortized generally over six years. Early withdrawal charges received by the Company from redeeming shareholders reduce unamortized deferred sales commissions.

      Income Taxes - MassMutual files a consolidated federal income tax return which includes the Company. Income taxes are recorded as if the Company filed on a separate return basis.

      Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    TRANSACTIONS WITH BROKERS AND DEALERS

      The Company acts as general distributor for the sale and distribution of shares of several mutual funds. In this capacity, the Company records a receivable when it issues confirmations of all accepted purchase orders to the originating brokers and dealers; at the same time, the Company records a liability to the mutual funds equal to the net asset value of all shares subject to such confirmations. This liability must be paid to the mutual funds within eight business days unless the trade is canceled. If the originating broker or dealer fails to make timely settlement of its purchase order under the terms of its dealer agreement with the Company, the Company may cancel the purchase order and hold responsible the originating broker or dealer.

      When brokers and dealers place share redemption orders with the Company, a receivable is recorded from the mutual funds equal to the net asset value of all shares redeemed; at the same time, the Company records a corresponding liability payable to the originating brokers and dealers.

3.    RELATED PARTIES AND OTHER MATTERS

      The  following  is  a  summary  of  the   significant   transactions   and
      relationships with affiliated companies and other related parties as of December 31, 1997.

      Officers and Directors of the Company; Shareholders of OAC - Several officers and directors of the Company and shareholders of OAC are also officers and directors or trustees of the mutual funds managed and distributed by the Company.

4.    INCOME TAXES

      Deferred tax assets of $3,838,993 have been recorded in the accompanying statement of financial condition. These amounts relate primarily to the benefit associated with certain state tax loss carryforwards. If not used in the interim, these loss carryforwards will generally expire by December 31, 2012. A valuation allowance has not been recorded with respect to this deferred tax asset. Deferred tax liabilities of $148,607,395 have also been recorded. These amounts relate primarily to the current deduction, for tax purposes, of sales commissions which are amortized over six years for book purposes.

5.    NET CAPITAL REQUIREMENT

      As a broker and dealer registered with the Securities and Exchange Commission, the Company is required to maintain minimum net capital, as defined in Rule 15c3-1 of the Securities Exchange Act of 1934, equivalent to 6-2/3% of aggregate indebtedness, as defined, or $100,000, whichever is greater. At December 31, 1997, the Company had net capital of $83,861,702 which exceeded requirements of $11,526,750 by $72,334,952.

SPONSOR
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

TRUSTEE
      The Chase Manhattan Bank, N.A.
      770 Broadway
      New York, New York 10003

EVALUATOR
      Interactive Data Corporation
      Suite 501
      350 South Figueroa
      Los Angeles, CA  90071

AUDITORS
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202




No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds Distributor, Inc., or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

                          UNDERTAKING TO FILE REPORTS



      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrants hereby undertake to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                      CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.

      The Prospectus.

      The Undertaking to file reports.

      The signatures.

      Written consents of the following persons:

            Deloitte & Touche LLP


            Gordon   Altman    Butowsky    Weitzen    Shalov   &   Wein   (see
            Exhibit  2, below)


THE FOLLOWING EXHIBITS:

1.  A.  (1)    Standard   Terms   and   Conditions   of  Trust   dated   March
               20, 1985 among Oppenheimer Investor Services, Inc. as
               Depositor, United States Trust Company of New York as
               Trustee and Interactive Data Services as Evaluator:
               Previously filed with Post-Effective Amendment No. 15 of Oppenheimer Zero Coupon U.S. Treasuries Trust,
               Series A, May 1, 1996 (Reg. No. 2-94658) and incorporated herein by reference.

        (2)    REFERENCE TRUST INDENTURE

               (a) As to Series A of Oppenheimer Zero Coupon U.S. Treasuries Trust (Reg. No. 2-94658), filed with Pre-Effective Amendment No. 1 to its Registration Statement on Form S-6, March 28, 1985, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 15 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, May 1, 1996 (Reg. No. 2-94658) and incorporated herein by reference.

               (b) As to Series B (Reg. No. 33-3064), filed with its Registration Statement on Form S-6, February 3, 1986, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 11 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, May 1, 1996 (Reg. No. 33-3064), and incorporated herein by reference.

               (c) As to Series C (Reg. No. 33-14018), filed with its Registration Statement on Form S-6, May 4, 1987, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 9 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C, May 1, 1996 (Reg. No. 33-14018), and incorporated herein by reference.

               (d) As to Series D (Reg. No. 33-21468), filed with its Registration Statement on Form S-6, May 2, 1988, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 8 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D, May 1, 1996 (Reg. No. 33-21468), and incorporated herein by reference.

               (e) As to Series E (Reg. No. 33-28370), filed with its Registration Statement on Form S-6, May 1, 1989, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 7 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E, May 1, 1996 (Reg. No. 33-28370), and incorporated herein by reference.

               (f) As to Series F (Reg. No. 33-34636), filed with its Registration Statement on Form S-6, May 1, 1990, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 6 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F, May 1, 1996 (Reg. No. 33-34636), and incorporated herein by reference.


        (3)    (a)  Not Applicable.

               (b)  Not Applicable.

               (c)  Not Applicable.


        (4)    Not Applicable.

        (5) Specimen Certificate [see Section 1.02(2) of Standard Terms and Conditions of Trust]: Filed with the Registration Statement on Form S-6 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, December 3, 1984 (Reg. No. 2-94658), refiled pursuant to Regulation S-T with Post-Effective Amendment No. 15 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, May 1, 1996 (Reg. No. 2-94658), and incorporated herein by reference.

        (6)    (a)  Articles of Incorporation of Depositor:  Filed
                    with the Registration Statement on Form S-6 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, December 3, 1984 (Reg. No. 2-94658), refiled pursuant to Regulation S-T with Post-Effective Amendment No. 15 of Oppenheimer Zero

                    Coupon U.S. Treasuries Trust, Series B, May 1, 1996 (Reg. No. 2-94658), and incorporated herein by reference.

               (b) By-Laws of Depositor: Filed with the Registration Statement on Form S-6 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, December 3, 1984 (Reg. No. 2-94658), refiled pursuant to Regulation S-T with Post-Effective Amendment No. 15 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, May 1, 1996 (Reg. No. 2-94658), and
                    incorporated herein by reference.

        (7)    Not Applicable.

        (8)    Not Applicable.

        (9)    (a)  Form of Undertaking by Sponsor to Maintain a
                    Secondary Market in Units: As to Series A of Oppenheimer Zero Coupon U.S. Treasuries Trust (Reg. No. 2-94658), filed with Pre-Effective Amendment No. 1 to its Registration Statement on Form S-6, March 28, 1985, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 15 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, May 1, 1996 (Reg. No. 2-94658), and incorporated herein by reference.

               (b) Form of Undertaking by Sponsor to Maintain a Secondary Market in Units: As to Series B (Reg. No. 33-3064) and subsequent series, filed with the Registration Statement of Series B on Form S-6, February 3, 1986, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 11 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, May 1, 1996 (Reg. No. 33-3064), and
                    incorporated herein by reference.

               (c) Form of Undertaking by Oppenheimer Management Corporation, as the immediate parent of the Sponsor, to maintain a Secondary Market in Units should the Sponsor be unable to maintain such Secondary Market: As to Series A of Oppenheimer Zero Coupon U.S. Treasuries Trust (Reg. No. 2-94658), filed with Pre-Effective Amendment No. 2 to its Registration Statement on Form S-6, April 9, 1985, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 15 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, May 1, 1996 (Reg. No. 2-94658), and incorporated herein by reference.

               (d)  Form of Undertaking by Oppenheimer Management

                    Corporation, as the immediate parent of the Sponsor, to maintain a Secondary Market in Units should the Sponsor be unable to maintain such Secondary Market: As to Series B (Reg. No. 33-
                    3064) and subsequent Series, filed with the Registration Statement of Series B on Form S-6, February 3, 1986, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 11 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, May 1, 1996 (Reg. No. 33-3064), and
                    incorporated herein by reference.

        (10)   Not Applicable.

2.    OPINION AND CONSENT OF GORDON HURWITZ
    BUTOWSKY WEITZEN SHALOV & WEIN

    A. As to Series A of Oppenheimer Zero Coupon U.S. Treasuries Trust (Reg. No. 2-94658), filed with Pre-Effective Amendment No. 1 to its Registration Statement on Form S-6, March 28, 1985, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 15 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, May 1, 1996 (Reg. No. 2-94658), and incorporated herein by reference.

    B.  As to Series B (Reg. No. 33-3064), filed with its
        Registration Statement on Form S-6, February 3, 1986, refiled
        pursuant  to Regulation S-T with Post-Effective Amendment   No.
        11 of  Oppenheimer Zero Coupon U.S. Treasuries Trust, Series
        B, May 1, 1996 (Reg. No. 33-3064), and incorporated herein by reference.

    C. As to Series C (Reg. No. 33-14018), filed with its Registration Statement on Form S-6, May 4, 1987, refiled pursuant to Regulation S-T
        with Post-Effective Amendment   No. 9 of Oppenheimer Zero Coupon U.S.
        Treasuries Trust, Series C, May 1, 1996 (Reg. No. 33-14018), and incorporated herein by reference.

    D. As to Series D (Reg. No. 33-21468), filed with its Registration Statement on Form S-6, May 2, 1988, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 8 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D, May 1, 1996 (Reg. No. 33-21468), and incorporated herein by reference.

    E. As to Series E (Reg. No. 33-28370), filed with its Registration Statement on Form S-6, May 1, 1989, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 7 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E, May 1, 1996 (Reg. No. 33-28370), and incorporated herein by reference.

    F. As to Series F (Reg. No. 33-34636), filed with its Registration Statement on Form S-6, May 1, 1990, refiled pursuant to Regulation S-T with Post-Effective Amendment No. 6 of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F, May 1, 1996 (Reg. No. 33-34636), and
        incorporated  herein   by reference.

3.  Not Applicable.

4.  Not Applicable.


5. Financial Data Schedule at 12/31/97 for each of Series A, Series B, Series C, Series D, Series E and Series F.

                                  SIGNATURES

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registrants, Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C, Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D, Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E, and Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in the City of New York, and State of New York as of the 20th day of April, 1998.

         OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F

         By:  OppenheimerFunds Distributor, Inc. (Depositor)


               /s/ Andrew J. Donohue
         By: __________________________________________________
              Andrew J. Donohue, Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of Oppenheimer Funds Distributor, Inc., the Depositor, by the following persons who constitute a majority of its Board of Directors in the following capacities and in the City of New York, and State of New York, as of this 20th day of April 1998.

OppenheimerFunds Distributor, Inc.

NAME                                         OFFICE



/s/ James Ruff
_______________________________              Director
James Ruff


/s/ Andrew J. Donohue
_______________________________              Executive Vice President &
Andrew J. Donohue                            Director